UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08915

Exact name of registrant as specified in charter:	Target Asset Allocation Funds

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2012

Date of reporting period:	10/31/2011

Item 1.	Schedule of Investments

Target Asset Allocation Funds/Target Conservative Allocation Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 105.8%
COMMON STOCKS — 37.9%
Aerospace & Defense — 0.7%
77	AAR Corp.	$ 1,535
175	Alliant Techsystems, Inc.	10,164
891	Boeing Co. (The)	58,619
1,200	Embraer SA, ADR (Brazil)	33,384
700	General Dynamics Corp.	44,933
579	Hexcel Corp.(a)	14,307
2,466	Lockheed Martin Corp.	187,170
58	Moog, Inc. (Class A Stock)(a)	2,246
4,500	Northrop Grumman Corp.	259,875
41	Teledyne Technologies, Inc.(a)	2,233
387	Triumph Group, Inc.	22,485
2,135	United Technologies Corp.	166,487

		803,438

Air Freight & Logistics — 0.1%
262	Atlas Air Worldwide Holdings, Inc.(a)	10,092
700	FedEx Corp.	57,281

		67,373

Airlines
2,101	JetBlue Airways Corp.(a)	9,412

Auto Components — 0.2%
3,950	Johnson Controls, Inc.	130,073
1,800	Magna International, Inc. (Canada)	68,670

		198,743

Auto Parts & Equipment
833	Meritor, Inc.(a)	7,930
175	Tenneco, Inc.(a)	5,726
388	WABCO Holdings, Inc.(a)	19,482

		33,138

Automobiles
700	Harley-Davidson, Inc.	27,230

Beverages — 0.4%
1,280	Coca-Cola Co. (The)	87,449
1,430	Coca-Cola Enterprises, Inc.	38,353
4,959	Diageo PLC (United Kingdom)	102,630
2,436	Green Mountain Coffee Roasters, Inc.(a)	158,389
1,300	Molson Coors Brewing Co. (Class B Stock)	55,042
1,345	PepsiCo, Inc.	84,668

		526,531

Biotechnology — 0.6%
1,510	Alexion Pharmaceuticals, Inc.(a)	101,940
2,286	Amgen, Inc.	130,919
3,139	Biogen Idec, Inc.(a)	365,254

1,874	Celgene Corp.(a)	121,492
600	Gilead Sciences, Inc.(a)	24,996
602	Seattle Genetics, Inc.(a)	13,244
170	United Therapeutics Corp.(a)	7,434

		765,279

Building Products — 0.1%
625	A.O. Smith Corp.	23,225
350	Lennox International, Inc.	11,267
1,180	Owens Corning(a)	33,488

		67,980

Business Services — 0.1%
301	ICON PLC, ADR (Ireland)(a)	5,057
390	MasterCard, Inc. (Class A Stock)	135,423

		140,480

Capital Markets — 0.3%
2,401	Goldman Sachs Group, Inc. (The)	263,030
3,500	Morgan Stanley	61,740
1,400	State Street Corp.	56,546

		381,316

Chemicals — 1.1%
538	Air Products & Chemicals, Inc.	46,343
800	Airgas, Inc.	55,160
1,030	Celanese Corp. (Class A Stock)	44,857
7,623	Dow Chemical Co. (The)	212,529
1,095	Huntsman Corp.	12,855
305	Intrepid Potash, Inc.(a)	8,488
250	Kraton Performance Polymers, Inc.(a)	4,920
250	Olin Corp.	4,715
3,533	PPG Industries, Inc.	305,287
4,819	Praxair, Inc.	489,948
421	Quaker Chemical Corp.	14,647
881	Scotts Miracle-Gro Co. (The) (Class A Stock)	42,737
850	Sensient Technologies Corp.	31,416
85	Valspar Corp. (The)	2,964

		1,276,866

Commercial Banks — 1.0%
2,025	Associated Banc-Corp.	22,579
10,316	Fifth Third Bancorp	123,895
1,955	FirstMerit Corp.	27,390
6,634	PNC Financial Services Group, Inc.	356,312
650	Prosperity Bancshares, Inc.	25,018
10,000	Regions Financial Corp.	39,300
103	Trustmark Corp.	2,280
140	UMB Financial Corp.	5,162
71	United Bankshares, Inc.	1,686
23,183	Wells Fargo & Co.	600,671

		1,204,293

Commercial Services — 0.7%
359	Acacia Research — Acacia Technologies(a)	14,303
375	Consolidated Graphics, Inc.(a)	17,085
1,600	Corrections Corp. of America(a)	35,568
700	FleetCor Technologies, Inc.(a)	19,572
780	GEO Group, Inc. (The)(a)	14,220
1,700	KAR Auction Services, Inc.(a)	23,375
700	McGrath RentCorp	18,704
402	PAREXEL International Corp.(a)	8,856
106	Pharmaceutical Product Development, Inc.	3,497
1,797	Sotheby’s	63,290
462	SuccessFactors, Inc.(a)	12,335
2,340	Verisk Analytics, Inc. (Class A Stock)(a)	82,251
5,532	Visa, Inc. (Class A Stock)	515,914
705	Waste Connections, Inc.	24,005

		852,975

Communications Equipment
325	ADTRAN, Inc.	10,920
1,000	Calix, Inc.(a)	8,710

		19,630

Computer Hardware — 1.2%
3,463	Apple, Inc.(a)	1,401,753

Computer Services & Software — 1.6%
248	3D Systems Corp.(a)	4,035
9,289	Accenture PLC (Class A Stock) (Ireland)	559,755
564	Allscripts Healthcare Solutions, Inc.(a)	10,801
2,730	Autodesk, Inc.(a)	94,458
10,220	EMC Corp.(a)	250,492
678	Fortinet, Inc.(a)	15,635
74	Global Payments, Inc.	3,398
979	Google, Inc. (Class A Stock)(a)	580,195
249	Informatica Corp.(a)	11,329
700	MSCI, Inc. (Class A Stock)(a)	23,373
305	Riverbed Technology, Inc.(a)	8,412
1,817	salesforce.com, Inc.(a)	241,970
850	Super Micro Computer, Inc.(a)	13,600
390	Teradata Corp.(a)	23,267
590	VeriFone Systems, Inc.(a)	24,904

		1,865,624

Computers & Peripherals — 0.3%
1,687	Cognizant Technology Solutions Corp. (Class A Stock)(a)	122,729
8,400	Hewlett-Packard Co.	223,524
1,575	QLogic Corp.(a)	22,003

		368,256

Construction
69	Meritage Homes Corp.(a)	1,225
550	MYR Group, Inc.(a)	10,609
460	Texas Industries, Inc.	13,800
58	URS Corp.(a)	2,071

		27,705

Construction Materials
525	Eagle Materials, Inc.	10,805

Consumer Finance — 0.1%
1,900	Capital One Financial Corp.	86,754
375	First Cash Financial Services, Inc.(a)	15,562

		102,316

Consumer Products & Services — 0.3%
2,751	Estee Lauder Cos., Inc. (The) (Class A Stock)	270,836
46	Snap-on, Inc.	2,469
582	Vitamin Shoppe, Inc.(a)	21,947

		295,252

Containers & Packaging — 0.1%
925	Packaging Corp. of America	24,124
1,300	Silgan Holdings, Inc.	48,802

		72,926

Cosmetics/Personal Care — 0.1%
1,270	Colgate-Palmolive Co.	114,770

Distribution/Wholesale — 0.1%
48,000	Li & Fung Ltd. (Bermuda)	92,505

Diversified Consumer Services
1,600	H&R Block, Inc.	24,464

Diversified Financial Services — 1.1%
870	Affiliated Managers Group, Inc.(a)	80,571
3,530	American Express Co.	178,688
16,153	Bank of America Corp.	110,325
278	BlackRock, Inc.	43,865
7,276	Citigroup, Inc.	229,849
841	Franklin Resources, Inc.	89,676
16,192	JPMorgan Chase & Co.	562,834
875	LPL Investment Holdings, Inc.(a)	25,384

		1,321,192

Diversified Operations
262	LVMH Moet Hennessy Louis Vuitton SA (France)	43,425

Diversified Telecommunication Services — 0.5%
11,347	AT&T, Inc.	332,580
6,462	Verizon Communications, Inc.	238,965

		571,545

Electric Utilities — 0.7%
6,262	American Electric Power Co., Inc.	245,971
850	Cleco Corp.	31,339
5,200	Edison International	211,120
925	El Paso Electric Co.	29,628
3,300	Exelon Corp.	146,487
1,125	Great Plains Energy, Inc.	23,333
5,735	PPL Corp.	168,437

		856,315

Electronic Components — 0.1%
138	Checkpoint Systems, Inc.(a)	1,828
340	Coherent, Inc.(a)	17,330
464	DTS, Inc.(a)	13,034
142	FLIR Systems, Inc.	3,735
1,061	GrafTech International Ltd.(a)	16,668
212	Universal Display Corp.(a)	9,928
1,130	Universal Electronics, Inc.(a)	21,007

		83,530

Electronic Equipment & Instruments — 0.1%
900	Corning, Inc.	12,861
886	EnerSys(a)	19,961
40	Itron, Inc.(a)	1,472
375	ScanSource, Inc.(a)	13,035
1,275	TE Connectivity Ltd. (Switzerland)	45,326

		92,655

Electronics
575	Thomas & Betts Corp.(a)	28,572

Energy Equipment & Services — 0.9%
2,570	Cameron International Corp.(a)	126,290
1,800	Diamond Offshore Drilling, Inc.	117,972
11,999	Halliburton Co.	448,283
3,746	National Oilwell Varco, Inc.	267,202
500	Oil States International, Inc.(a)	34,805
400	Unit Corp.(a)	19,624

		1,014,176

Engineering/Construction — 0.1%
1,460	Fluor Corp.	83,001
1,100	MasTec, Inc.(a)	23,782

		106,783

Entertainment & Leisure — 0.2%
417	Bally Technologies, Inc.(a)	15,124
4,303	Carnival Corp. (Panama)	151,509
75	Life Time Fitness, Inc.(a)	3,235
655	Pinnacle Entertainment, Inc.(a)	7,415
2,195	Shuffle Master, Inc.(a)	23,289

		200,572

Environmental Control — 0.1%
700	Stericycle, Inc.(a)	58,506

Farming & Agriculture — 0.4%
6,572	Monsanto Co.	478,113

Financial — Bank & Trust — 0.1%
159	Astoria Financial Corp.	1,320
375	Bank of Hawaii Corp.	15,836
9,078	KeyCorp	64,091

		81,247

Financial Services — 0.3%
88	Eaton Vance Corp.	2,313
106	Jefferies Group, Inc.	1,406
113	Raymond James Financial, Inc.	3,432
11,425	U.S. Bancorp	292,366

		299,517

Food & Staples Retailing — 0.5%
9,513	CVS Caremark Corp.	345,322
5,300	Safeway, Inc.	102,661
3,536	Wal-Mart Stores, Inc.	200,562

		648,545

Food Products — 0.1%
4,300	ConAgra Foods, Inc.	108,919

Foods — 0.4%
947	Danone (France)	65,649
361	Fresh Market, Inc. (The)(a)	14,440
620	General Mills, Inc.	23,888
3,622	Kraft Foods, Inc. (Class A Stock)	127,422
2,300	Kroger Co. (The)	53,314
1,505	Nestle SA (Switzerland)	87,046
2,690	Unilever NV (Netherlands)	92,886

		464,645

Gas Utilities
950	Atmos Energy Corp.	32,604
409	South Jersey Industries, Inc.	23,031

		55,635

Hand/Machine Tools
50	Franklin Electric Co., Inc.	2,296
780	Stanley Black & Decker, Inc.	49,803

		52,099

Healthcare Equipment & Supplies — 0.1%
48	Cantel Medical Corp.	1,325
48	MEDNAX, Inc.(a)	3,159
2,100	Medtronic, Inc.	72,954
317	Sirona Dental Systems, Inc.(a)	15,184
650	Teleflex, Inc.	38,909
432	Thoratec Corp.(a)	15,772

		147,303

Healthcare Products — 0.3%
927	Arthrocare Corp.(a)	27,949
504	Becton, Dickinson and Co.	39,428
874	Bruker Corp.(a)	12,612
391	Cepheid, Inc.(a)	14,029
610	Cooper Cos., Inc. (The)	42,273

3,958	Covidien PLC (Ireland)	186,184
516	Delcath Systems, Inc.(a)	1,868
330	IDEXX Laboratories, Inc.(a)	23,757
550	West Pharmaceutical Services, Inc.	21,378

		369,478

Healthcare Providers & Services — 0.1%
492	Centene Corp.(a)	17,294
2,900	CIGNA Corp.	128,586
25	Owens & Minor, Inc.	748

		146,628

Healthcare Services — 0.3%
209	Air Methods Corp.(a)	16,891
76	Amedisys, Inc.(a)	998
253	AMERIGROUP Corp.(a)	14,075
43	Covance, Inc.(a)	2,181
87	Healthways, Inc.(a)	623
572	Humana, Inc.	48,557
4,533	UnitedHealth Group, Inc.	217,539

		300,864

Hotels & Motels — 0.3%
2,840	Wynn Resorts Ltd.	377,152

Hotels, Restaurants & Leisure — 0.6%
439	BJ’s Restaurants, Inc.(a)	23,236
3	Buffalo Wild Wings, Inc.(a)	199
725	Choice Hotels International, Inc.	25,948
1,290	Las Vegas Sands Corp.(a)	60,565
6,488	McDonald’s Corp.	602,411
842	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)(a)	7,182

		719,541

Household Products — 0.1%
78	Helen of Troy Ltd. (Bermuda)(a)	2,257
1,500	Kimberly-Clark Corp.	104,565
325	WD-40 Co.	14,306

		121,128

Insurance — 1.3%
1,496	ACE Ltd. (Switzerland)	107,936
12,000	Allstate Corp. (The)	316,080
2,250	Aon Corp.	104,895
3,800	CNO Financial Group, Inc.(a)	23,750
89	Delphi Financial Group, Inc. (Class A Stock)	2,357
2,200	Genworth Financial, Inc. (Class A Stock)(a)	14,036
1,462	HCC Insurance Holdings, Inc.	38,904
1,400	Loews Corp.	55,580
2,000	Marsh & McLennan Cos., Inc.	61,240
9,861	MetLife, Inc.	346,713
111	Protective Life Corp.	2,065
61	Reinsurance Group of America, Inc.	3,186
61	State Auto Financial Corp.	811
1,300	Tower Group, Inc.	30,849

2,920	Travelers Cos., Inc. (The)	170,382
57	United Fire & Casualty Co.	1,072
1,100	Unum Group	26,224
273	Validus Holdings Ltd. (Bermuda)	7,469
9,672	XL Group PLC (Ireland)	210,269

		1,523,818

Internet & Catalog Retail — 0.9%
2,481	Amazon.com, Inc.(a)	529,719
1,124	priceline.com, Inc.(a)	570,677

		1,100,396

Internet Services — 0.1%
74	Digital River, Inc.(a)	1,357
852	Monster Worldwide, Inc.(a)	7,864
1,336	Sapient Corp.	16,513
564	TIBCO Software, Inc.(a)	16,294
3,672	Youku.com, Inc., ADR (Cayman Islands)(a)	77,993

		120,021

Internet Software & Services — 1.2%
3,744	Baidu, Inc., ADR (Cayman Islands)(a)	524,834
25,710	Oracle Corp.	842,517
990	VeriSign, Inc.	31,769

		1,399,120

Investment Companies — 0.1%
203,000	Hutchison Port Holdings Trust (Singapore)	136,010
625	KKR Financial Holdings LLC	5,219

		141,229

IT Services — 0.3%
350	CACI International, Inc. (Class A Stock)(a)	19,211
1,941	International Business Machines Corp.	358,367

		377,578

Life Sciences Tools & Services — 0.2%
4,142	Thermo Fisher Scientific, Inc.(a)	208,218

Machinery — 0.5%
1,400	Actuant Corp. (Class A Stock)	31,500
2,359	Cummins, Inc.	234,555
3,100	PACCAR, Inc.	134,044
700	Parker Hannifin Corp.	57,085
189	Regal-Beloit Corp.	10,042
1,894	Rockwell Automation, Inc.	128,129
350	Valmont Industries, Inc.	30,013

		625,368

Manufacturing — 1.1%
11,452	Danaher Corp.	553,704
6,521	Eaton Corp.	292,271
19,151	General Electric Co.	320,013
77	Harsco Corp.	1,775
2,320	Honeywell International, Inc.	121,568

		1,289,331

Media — 1.2%
14,139	British Sky Broadcasting Group PLC (United Kingdom)	159,424
2,500	CBS Corp. (Class B Stock)	64,525
3,362	Comcast Corp. (Class A Stock)	78,839
10,770	Comcast Corp. (Special Class A Stock)	247,710
1,400	Discovery Communications, Inc. (Class A Stock)(a)	60,844
900	Interpublic Group of Cos., Inc. (The)	8,532
628	Time Warner Cable, Inc.	39,997
13,120	Time Warner, Inc.	459,069
3,400	Viacom, Inc. (Class B Stock)	149,090
4,736	Walt Disney Co. (The)	165,191
650	Wiley, (John) & Sons, Inc. (Class A Stock)	30,914

		1,464,135

Medical Supplies & Equipment
498	Quality Systems, Inc.	19,377

Metals & Mining — 0.8%
98	AMCOL International Corp.	2,959
1,513	BHP Billiton Ltd., ADR (Australia)	118,135
245	Cloud Peak Energy, Inc.(a)	5,623
6,852	Freeport-McMoRan Copper & Gold, Inc.	275,862
540	Joy Global, Inc.	47,088
730	Northwest Pipe Co.(a)	19,469
2,974	Precision Castparts Corp.	485,208
674	RTI International Metals, Inc.(a)	17,787
86	Timken Co.	3,622
839	Titanium Metals Corp.	14,053

		989,806

Miscellaneous Manufacturers — 0.1%
2,017	Illinois Tool Works, Inc.	98,087
720	Polypore International, Inc.(a)	37,764

		135,851

Multi-Line Retail — 0.2%
3,600	JC Penney Co., Inc.	115,488
3,325	Kohl’s Corp.	176,258

		291,746

Multi-Utilities — 0.4%
1,100	Dominion Resources, Inc.	56,749
1,050	NorthWestern Corp.	36,172
7,547	Public Service Enterprise Group, Inc.	254,334
2,185	Sempra Energy	117,400

		464,655

Office Electronics — 0.1%
15,100	Xerox Corp.	123,518

Oil, Gas & Consumable Fuels — 3.2%
2,574	Anadarko Petroleum Corp.	202,059
2,833	Apache Corp.	282,252
1,195	Baker Hughes, Inc.	69,298
861	Cabot Oil & Gas Corp.	66,917
4,700	Chesapeake Energy Corp.	132,164
3,062	Chevron Corp.	321,663
7,340	ConocoPhillips	511,231
802	Continental Resources, Inc.(a)	48,641
45	Core Laboratories NV (Netherlands)	4,872
1,130	Dresser-Rand Group, Inc.(a)	54,692
1,490	Ensco PLC, ADR (United Kingdom)	73,993
1,260	EQT Corp.	80,010
2,329	Exxon Mobil Corp.	181,872
620	FMC Technologies, Inc.(a)	27,788
199	Gulfport Energy Corp.(a)	6,197
2,268	Hess Corp.	141,886
618	Lufkin Industries, Inc.	36,518
4,400	Marathon Oil Corp.	114,532
1,100	Noble Energy, Inc.	98,274
1,307	Oasis Petroleum, Inc.(a)	38,347
6,768	Occidental Petroleum Corp.	629,018
51	ONEOK, Inc.	3,879
3,889	Peabody Energy Corp.	168,666
2,900	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	208,220
1,865	Schlumberger Ltd. (Netherlands)	137,021
390	SM Energy Co.	32,335
76	Swift Energy Co.(a)	2,327
2,400	Total SA, ADR (France)	125,520
2,300	Valero Energy Corp.	56,580
74	WGL Holdings, Inc.	3,168

		3,859,940

Paper & Forest Products — 0.1%
2,400	International Paper Co.	66,480

Pharmaceuticals — 2.2%
3,540	Abbott Laboratories	190,700
2,887	Allergan, Inc.	242,855
2,240	AmerisourceBergen Corp.	91,392
365	BioMarin Pharmaceutical, Inc.(a)	12,450
287	Catalyst Health Solutions, Inc.(a)	15,776
7,600	Eli Lilly & Co.	282,416
180	Herbalife Ltd. (Cayman Islands)	11,225
6,437	Johnson & Johnson	414,478
4,373	Mead Johnson Nutrition Co.	314,200
9,896	Merck & Co., Inc.	341,412
1,200	Novartis AG, ADR (Switzerland)	67,764
27,148	Pfizer, Inc.	522,871
353	Salix Pharmaceuticals Ltd.(a)	12,092
1,900	Sanofi, ADR (France)	67,925
1,480	Teva Pharmaceutical Industries Ltd., ADR (Israel)	60,458

		2,648,014

Professional Services — 0.1%
852	Duff & Phelps Corp. (Class A Stock)	10,812
700	Manpower, Inc.	30,198
650	Towers Watson & Co. (Class A Stock)	42,705

		83,715

Real Estate
400	Jones Lang LaSalle, Inc.	25,848

Real Estate Investment Trusts — 0.5%
7,400	Annaly Capital Management, Inc.	124,690
841	AvalonBay Communities, Inc.	112,433
1,059	Boston Properties, Inc.	104,830
129	First Potomac Realty Trust	1,833
900	Government Properties Income Trust	21,177
825	Highwoods Properties, Inc.	25,559
450	LaSalle Hotel Properties	10,760
2,863	Medical Properties Trust, Inc.	28,916
626	Redwood Trust, Inc.	7,274
941	Simon Property Group, Inc.	120,862

		558,334

Retail & Merchandising — 2.8%
490	Abercrombie & Fitch Co. (Class A Stock)	36,456
169	AutoZone, Inc.(a)	54,687
486	Cash America International, Inc.	26,609
469	Chico’s FAS, Inc.	5,797
69,898	Cie Financiere Richemont SA, ADR (Switzerland)	390,031
1,080	Costco Wholesale Corp.	89,910
1,360	Dollar General Corp.(a)	53,938
215	EZCORP, Inc. (Class A Stock)(a)	5,973
624	Genesco, Inc.(a)	36,779
536	GNC Holdings, Inc. (Class A Stock)(a)	13,266
776	Lululemon Athletica, Inc.(a)	43,828
2,554	O’Reilly Automotive, Inc.(a)	194,232
1,125	Penske Automotive Group, Inc.	22,939
1,030	PetSmart, Inc.	48,358
1,217	Ross Stores, Inc.	106,767
13,089	Starbucks Corp.	554,188
4,661	Target Corp.	255,190
3,102	Tiffany & Co.	247,322
12,270	TJX Cos., Inc. (The)	723,071
580	Tractor Supply Co.	41,145
1,750	Urban Outfitters, Inc.(a)	47,687
6,981	Yum! Brands, Inc.	373,972

		3,372,145

Road & Rail
290	Landstar System, Inc.	12,943
775	Werner Enterprises, Inc.	18,367

		31,310

Savings & Loan
2,300	Capitol Federal Financial, Inc.	25,507

Semiconductors — 0.3%
570	Altera Corp.	21,614
1,650	ASML Holding NV (Netherlands)	69,185
2,343	Broadcom Corp. (Class A Stock)(a)	84,559

49	Cabot Microelectronics Corp.(a)	1,887
180	Cavium, Inc.(a)	5,884
401	Cymer, Inc.(a)	17,423
850	Microsemi Corp.(a)	15,691
408	OYO Geospace Corp.(a)	32,061
2,950	RF Micro Devices, Inc.(a)	21,653
525	Silicon Laboratories, Inc.(a)	22,444
1,138	Teradyne, Inc.(a)	16,296

		308,697

Semiconductors & Semiconductor Equipment — 0.1%
5,100	Intel Corp.	125,154
591	Veeco Instruments, Inc.(a)	15,774

		140,928

Shipbuilding
250	Huntington Ingalls Industries, Inc.(a)	7,375

Software — 1.1%
258	ANSYS, Inc.(a)	14,025
975	Broadridge Financial Solutions, Inc.	21,694
6,364	CA, Inc.	137,844
860	Cerner Corp.(a)	54,550
4,953	Check Point Software Technologies Ltd. (Israel)(a)	285,441
1,893	Compuware Corp.(a)	15,996
673	MedAssets, Inc.(a)	7,174
223	Medidata Solutions, Inc.(a)	4,010
17,920	Microsoft Corp.	477,210
421	Progress Software Corp.(a)	8,866
470	QLIK Technologies, Inc.(a)	13,428
5,285	Red Hat, Inc.(a)	262,400
775	Verint Systems, Inc.(a)	23,095

		1,325,733

Specialty Retail — 0.2%
1,233	Aaron’s, Inc.	32,995
375	DSW, Inc. (Class A Stock)	19,628
7,200	Gap, Inc. (The)	136,080
1,452	Home Depot, Inc. (The)	51,982
313	Sally Beauty Holdings, Inc.(a)	6,006

		246,691

Telecommunications — 0.4%
3,780	American Tower Corp. (Class A Stock)(a)	208,278
211	Arris Group, Inc.(a)	2,270
150	EZchip Semiconductor Ltd. (Israel)(a)	5,465
165	IPG Photonics Corp.(a)	8,722
1,230	JDS Uniphase Corp.(a)	14,760
406	NICE Systems Ltd., ADR (Israel)(a)	14,519
4,349	QUALCOMM, Inc.	224,408
57	SBA Communications Corp. (Class A Stock)(a)	2,171

		480,593

Textiles, Apparel & Luxury Goods — 0.7%
3,503	Coach, Inc.	227,940
725	Hanesbrands, Inc.(a)	19,118
5,432	NIKE, Inc. (Class B Stock)	523,373
797	PVH Corp.	59,305
360	Steven Madden Ltd.(a)	13,284
600	Wolverine World Wide, Inc.	22,758

		865,778

Thrifts & Mortgage Finance
1,750	Washington Federal, Inc.	23,887

Tobacco — 0.1%
2,400	Altria Group, Inc.	66,120

Tobacco Products — 0.2%
3,429	Philip Morris International, Inc.	239,584

Trading Companies & Distributors
375	United Rentals, Inc.(a)	8,779
700	WESCO International, Inc.(a)	33,922

		42,701

Transportation — 0.6%
65	Bristow Group, Inc.	3,236
1,680	Expeditors International of Washington, Inc.	76,608
1,490	Kansas City Southern(a)	94,123
4,955	Union Pacific Corp.	493,369

		667,336

Utilities — 0.1%
2,865	PG&E Corp.	122,908

Wireless Telecommunication Services — 0.2%
9,598	Vodafone Group PLC, ADR (United Kingdom)	267,208

	TOTAL COMMON STOCKS (cost $36,233,262)	45,250,144

EXCHANGE TRADED FUND — 0.1%
1,125	iShares Russell 2000 Value Index Fund (cost $64,845)	73,440

PREFERRED STOCKS — 0.2%
Commercial Banks
11,200	Itau Unibanco Holding SA (PRFC), ADR (Brazil)	214,144
2,650	Wells Fargo & Co., Series J, 8.00%	74,836

	TOTAL PREFERRED STOCKS (cost $288,975)	288,980

UNAFFILIATED MUTUAL FUNDS — 0.1%
2,275	Apollo Investment Corp.	18,837
2,850	Ares Capital Corp.	44,089

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $57,891)	62,926

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.3%
Aaa	$287	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1 0.595%(b), 06/25/34	205,227
NR	EUR 262	Magnolia Funding Ltd., Series 2010-1A, Class A1,144A 3.00%, 04/20/17	361,477
C	90	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM5, Class A2A 0.305%(b), 10/25/37	21,731
AAA(c)	296	Plymouth Rock CLO Ltd., Series 2010-1A, Class A, 144A 1.79%(b), 02/16/19	292,206
Aaa	1,131	SLM Student Loan Trust, Series 2008-9, Class A 1.918%(b), 04/25/23	1,158,030
Caa3	57	Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A 0.305%(b), 11/25/36	15,270
Aaa	700	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A 0.636%(b), 07/22/21	645,321

		TOTAL ASSET-BACKED SECURITIES (cost $2,863,045)	2,699,262

BANK LOANS(b) — 0.8%
		Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)
B2	892	3.742%, 10/10/14	668,237
B2	1	3.772%, 10/10/14	1,108
B2	318	3.808%, 10/10/14	238,303

		TOTAL BANK LOANS (cost $1,157,621)	907,648

CORPORATE BONDS — 23.9%
Airlines — 0.3%
Ba2	300	Continental Airlines, Inc., Sr. Sec’d. Notes, 144A 6.75%, 09/15/15	300,750

Building & Construction — 0.5%
Ba3	600	Urbi Desarrollos Urbanos Sab de CV, Gtd. Notes, 144A (Mexico) 9.50%, 01/21/20	621,000

Capital Markets — 1.7%
A1	AUD 1,500	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 5.22%(b), 04/12/16	1,403,931
A2	700	Morgan Stanley, Sr. Unsec’d. Notes 1.408%(b), 04/29/13	677,665

			2,081,596

Diversified Financial Services — 3.8%
Baa1	200	AK Transneft OJSC Via TransCapitalInvest Ltd., Gtd. Notes (Ireland) 8.70%, 08/07/18	244,500
A3	1,500	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	1,556,388
		Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Ba1	200	5.625%, 09/15/15	211,697
Ba1	500	7.00%, 10/01/13	537,711
Aa3	GBP 100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(b), 09/15/67	144,711
Ba3	700	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	722,750
Aa3	1,100	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	1,094,715

			4,512,472

Electric Utilities — 0.6%
Baa1	600	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	684,948

Financial — Bank & Trust — 4.3%
Aa3	100	Abbey National Treasury Services PLC, Bank Gtd. Notes, 144A (United Kingdom) 3.875%, 11/10/14	97,930
BBB-(c)	600	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.45%(b), 03/18/14	571,422
Baa1	1,600	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	1,535,510
Aaa	100	ING Bank NV, Gov’t. Liquid Gtd. Notes, 144A (Netherlands) 3.90%, 03/19/14	106,885
A1	700	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	701,926
BB+(c)	800	Jr. Sub. Notes, 144A 12.00%(b), 12/29/49	730,096
Aa2	700	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 4.875%, 01/14/21	745,320
A2	600	Royal Bank of Scotland PLC, (The), Bank Gtd. Notes (Unite Kingdom) 4.375%, 03/16/16	603,887

			5,092,976

Financial Services — 2.7%
B1	800	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	824,000
		Lehman Brothers Holdings, Inc.,(d) Sr. Unsec’d. Notes, MTN
NR	500	5.625%, 01/24/13	128,125
NR	400	6.875%, 05/02/18	103,000
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
Baa1	100	5.571%, 10/04/12	102,308
Baa1	1,000	6.875%, 04/25/18	1,027,241
Baa2	600	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 6.625%, 03/20/17	643,500
Aa3	400	UBS AG, Sr. Unsec’d. Notes (Switzerland) 4.875%, 08/04/20	410,872

			3,239,046

Food Products — 0.6%
Baa1	700	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	707,701

Healthcare Providers & Services — 0.5%
Baa3	500	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	576,706

Insurance — 1.0%
Baa1	500	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	562,608
Baa1	600	Sr. Unsec’d. Notes, MTN 5.85%, 01/16/18	603,810

			1,166,418

IT Services — 0.4%
A2	500	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	539,378

Metals & Mining — 1.5%
Ba1	600	CSN Resources SA, Gtd. Notes, 144A (Luxembourg) 6.50%, 07/21/20	643,500
Baa2	1,000	Spectra Energy Capital LLC, Gtd. Notes 6.20%, 04/15/18	1,126,079

			1,769,579

Oil, Gas & Consumable Fuels — 1.9%
		BP Capital Markets PLC, Gtd. Notes (United Kingdom)
A2	400	3.125%, 10/01/15	418,856
A2	300	4.50%, 10/01/20	329,413
Baa1	700	Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	867,160
Baa1	500	Pride International, Inc., Gtd. Notes 7.875%, 08/15/40	649,343

			2,264,772

Pharmaceuticals — 0.2%
B1	300	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	289,500

Telecommunications — 1.2%
Baa3	300	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	315,900
Baa3	1,000	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,110,000

			1,425,900

Tobacco — 0.8%
Baa1	700	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	940,815

Transportation — 1.9%
Baa3		2,000	Con-Way, Inc., Sr. Unsec’d. Notes 7.25%, 01/15/18	2,291,596

			TOTAL CORPORATE BONDS (cost $27,901,426)	28,505,153

FOREIGN GOVERNMENT BONDS — 4.7%
			Australia Government, Sr. Unsec’d. Notes (Australia)
Aaa	AUD	1,600	5.25%, 03/15/19	1,782,653
Aaa	AUD	1,100	5.50%, 01/21/18	1,237,723
Aaa	AUD	400	6.00%, 02/15/17	459,123
Aaa	CAD	300	Canadian Government, Bonds (Canada) 3.25%, 06/01/21	324,665
Aaa		700	Kommunalbanken A/S, Sr. Unsec’d. Notes, 144A (Norway) 2.375%, 01/19/16	727,033
Baa2	BRL	1,300	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	940,822
Aaa	GBP	100	United Kingdom Gilt, Bonds (United Kingdom) 4.25%, 03/07/36	185,214

			TOTAL FOREIGN GOVERNMENT BONDS (cost $5,339,457)	5,657,233

MUNICIPAL BONDS — 2.3%
California — 0.9%
Aa3		400	California State Public Works Board Lease, Revenue Bonds 7.804%, 03/01/35	439,484
Aa2		700	Los Angeles Unified School District, Series A-1, General Obligation Unlimited 4.50%, 07/01/25	713,272

				1,152,756

Illinois — 0.5%
Aa3		200	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	232,088
Aa3		300	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	348,132

				580,220

New York — 0.6%
Aaa		700	New York Liberty Development Corp., Series A, Revenue Bonds 0.33%(b), 12/01/49	700,000

Texas — 0.3%
AAA(c)		300	Dallas County Hospital District, Series B, General Obligation Limited 6.171%, 08/15/34	330,423

			TOTAL MUNICIPAL BONDS (cost $2,524,063)	2,763,399

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.6%
Ca		288	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.435%(b), 05/25/46	142,515
CCC(c)		140	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1 5.182%(b), 05/25/47	87,268

Caa1	154	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2 2.587%(b), 05/25/35	120,146
Ca	319	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.455%(b), 07/20/46	116,519
Aaa	14	Fannie Mae, Series 1992-146, Class PZ 8.00%, 08/25/22	16,218
Aaa	429	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.639%(b), 07/25/44	430,659
Aaa	49	Freddie Mac, Series 41, Class F 10.00%, 05/15/20	53,359
Aaa	191	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.725%(b), 09/25/35	171,073
C	780	Series 2006-OA1, Class 2A2 0.505%(b), 08/25/46	196,544
Caa1	579	Homebanc Mortgage Trust, Series 2006-1, Class 4A1 5.673%(b), 04/25/37	461,507
Aaa	200	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.803%(b), 07/15/42	198,781
Aaa	500	Series 2011-1A, Class 1A3, 144A 2.872%(b), 07/15/42	689,716
NR	104	Vendee Mortgage Trust, Series 2000-1, Class 1A 6.809%(b), 01/15/30	123,349
Caa1	296	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2A 1.73%(b), 11/25/46	192,945
Caa3	297	Series 2007-OA2, Class 1A 0.93%(b), 03/25/47	170,560

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $3,770,920)	3,171,159

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 25.3%
		Federal Home Loan Mortgage Corp.
	7	2.488%(b), 08/01/23	7,150
	237	2.499%(b), 03/01/36	249,781
	115	5.50%, 01/01/38	124,826
		Federal National Mortgage Assoc.
	379	2.26%(b), 06/01/35	397,654
	8,528	3.50%, 08/01/40-10/01/41	8,677,626
	4,000	3.50%, TBA	4,065,000
	6,000	3.50%, TBA	6,233,437
	41	3.998%(b), 05/01/36	43,994
	6,278	4.00%, 05/01/24-08/01/41	6,551,168
	1,000	4.00%, TBA	1,050,781
	1,722	4.50%, 03/01/24-01/01/26	1,839,962
	500	4.50%, TBA	532,344
	33	5.00%, 06/01/23	35,536
	211	5.50%, 12/01/36	229,282
	36	7.50%, 01/01/32	42,416

	Government National Mortgage Assoc.
5	2.625%(b), 09/20/22	4,768
31	4.50%, 08/15/33-09/15/33	33,893
38	8.50%, 02/20/30-06/15/30	46,681

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $29,702,845)	30,166,299

U.S. TREASURY OBLIGATIONS — 5.6%
	U.S. Treasury Bonds
1,900	2.125%, 08/15/21	1,891,697
1,900	3.75%, 08/15/41	2,099,500
200	4.375%, 02/15/38-11/15/39	244,531
100	7.50%, 11/15/24	155,156
36	8.125%, 05/15/21	54,903
	U.S. Treasury Inflationary Indexed Bonds, TIPS
200	2.125%, 02/15/41	273,292
300	2.50%, 01/15/29	414,548
	U.S. Treasury Notes
700	2.125%, 12/31/15	739,976
100	2.375%, 05/31/18	105,539
38	2.625%, 08/15/20	39,980
600	3.375%, 11/15/19	670,266

	TOTAL U.S. TREASURY OBLIGATIONS (cost $6,614,616)	6,689,388

	TOTAL LONG-TERM INVESTMENTS (cost $116,518,966)	126,235,031

SHORT-TERM INVESTMENTS — 5.0%
REPURCHASE AGREEMENT(g) — 0.3%
400	Deutsche Bank Securities, Inc., 0.09%, dated 10/31/11 due 11/01/11 in the amount of $400,001 (cost $400,000)	400,000

U.S. TREASURY OBLIGATIONS(j) — 1.5%
	U.S. Treasury Bills
100	0.02%, 03/15/12	99,989
800	0.03%, 03/29/12(e)	799,877
500	0.035%, 04/19/12	499,889
400	0.045%, 05/03/12	399,888

	TOTAL U.S. TREASURY OBLIGATIONS (cost $1,799,591)	1,799,643

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.2%
3,807,376	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $3,807,376)(f)	3,807,376

	TOTAL SHORT-TERM INVESTMENTS (cost $6,006,967)		6,007,019

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT —110.8% (cost $122,525,933)(i)		132,242,050

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN(a)
Call Options
	Interest Rate Swap Options,
	Pay a fixed rate of 1.75% and receive a floating rate based on 3-month LIBOR, expiring 11/14/11	Credit Suisse First Boston Corp.	(24,859)
$ 1,200	Option on forward 2 year swap rate
1,600	expiring 11/14/11, Strike Price $—(h)	Morgan Stanley	(18,793)

			(43,652)

Put Options
2,100	5 Year CDX North America IG 16, expiring 12/21/11, Strike Price $1.2	Morgan Stanley	(9,990)
1,200	Interest Rate Swap Options, Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 11/14/11	Credit Suisse First Boston Corp.	—
700	Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(299)
300	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(92)
1,200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	—
200	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(151)

			(10,532)

	TOTAL OPTIONS WRITTEN (premiums received $55,098)		(54,184)

Principal Amount (000)#
SECURITY SOLD SHORT — (0.9)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
1,000	Federal National Mortgage Assoc. (proceeds received $1,037,227) 4.00%, TBA		(1,039,375)

	TOTAL INVESTMENTS, AFTER OPTIONS WRITTEN AND SECURITY SOLD SHORT—109.9% (cost $121,433,608)		131,148,491
	LIABILITIES IN EXCESS OF OTHER ASSETS(k) — (9.9)%		(11,822,289)

	NET ASSETS — 100%		$119,326,202

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
†	The ratings reflected are as of October 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(c)	Standard & Poor’s rating.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(g)	Repurchase agreement is collateralized by United States Treasuries.
(h)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(i)	The United States federal income tax basis of the Schedule of Investments was $125,667,723; accordingly, net unrealized appreciation on investments for federal income tax purposes was $6,574,327 (gross unrealized appreciation $9,720,853; gross unrealized depreciation $3,146,526). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and straddles.
(j)	Rates shown are the effective yields at purchase date.
(k)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation (Depreciation)
	Long Positions:
21	90 Day Euro Dollar	Dec. 2011	$5,218,538	$5,223,488	$4,950
28	90 Day Euro Dollar	Mar. 2014	6,924,750	6,928,600	3,850
7	90 Day Euro Dollar	Jun. 2014	1,727,425	1,728,737	1,312

1	5 Year Euro-Bobl	Dec. 2011	169,019	169,282	263

					10,375

Short Positions:
29	5 Year U.S. Treasury Notes	Dec. 2011	3,561,797	3,555,672	6,125
12	10 Year U.S. Treasury Notes	Dec. 2011	1,543,688	1,548,750	(5,062)

					1,063

					$11,438

Forward foreign currency exchange contracts outstanding at October 31, 2011:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	2,025	$1,067,454	$1,178,526	$111,072
Canadian Dollar, Expiring 11/17/11	Royal Bank of Canada	CAD	85	84,432	85,244	812
Chinese Yuan, Expiring 11/04/11	Deutsche Bank	CNY	383	60,000	60,284	284
Expiring 11/15/11	Deutsche Bank	CNY	497	75,000	78,153	3,153
Expiring 02/13/12	Barclays Capital Group	CNY	2,524	392,328	397,538	5,210
Expiring 02/13/12	Barclays Capital Group	CNY	701	108,709	110,410	1,701
Expiring 02/13/12	Citigroup Global Markets	CNY	2,072	322,420	326,346	3,926
Expiring 02/13/12	Citigroup Global Markets	CNY	1,458	226,525	229,694	3,169
Expiring 02/13/12	Citigroup Global Markets	CNY	668	103,591	105,195	1,604
Expiring 02/13/12	Deutsche Bank	CNY	664	103,102	104,634	1,532
Expiring 02/13/12	Deutsche Bank	CNY	639	99,178	100,659	1,481
Expiring 02/13/12	JPMorgan Chase	CNY	854	134,000	134,481	481
Expiring 02/13/12	JPMorgan Chase	CNY	848	133,000	133,509	509
Expiring 02/13/12	JPMorgan Chase	CNY	847	133,000	133,488	488
Expiring 02/13/12	JPMorgan Chase	CNY	810	126,000	127,634	1,634
Expiring 02/13/12	JPMorgan Chase	CNY	676	104,910	106,477	1,567
Expiring 02/13/12	UBS Securities	CNY	534	82,867	84,052	1,185
Expiring 06/01/12	BNP Paribas	CNY	383	60,269	60,450	181
Expiring 02/01/13	Deutsche Bank	CNY	291	46,248	45,971	(277)
Expiring 02/01/13	Deutsche Bank	CNY	27	4,186	4,190	4

Expiring 02/01/13	Goldman Sachs & Co.	CNY	797	127,000	125,839	(1,161)
Expiring 02/01/13	JPMorgan Chase	CNY	718	114,372	113,435	(937)
Expiring 08/05/13	Deutsche Bank	CNY	743	118,601	116,993	(1,608)
Euro, Expiring 01/17/12	UBS Securities	EUR	50	69,161	69,149	(12)
Indian Rupee, Expiring 07/12/12	JPMorgan Chase	INR	26,241	564,571	523,987	(40,584)
Mexican Peso, Expiring 11/18/11	Barclays Capital Group	MXN	5,262	446,000	394,113	(51,887)
Expiring 11/18/11	Barclays Capital Group	MXN	2,784	236,000	208,544	(27,456)
Expiring 11/18/11	Barclays Capital Group	MXN	2,381	202,000	178,356	(23,644)
Expiring 11/18/11	Morgan Stanley	MXN	8,590	732,275	643,408	(88,867)
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	8,284	610,643	613,895	3,252
New Taiwanese Dollar, Expiring 01/11/12	Barclays Capital Group	TWD	13,711	478,398	459,091	(19,307)
Norwegian Krone, Expiring 12/09/11	Citigroup Global Markets	NOK	1,904	322,263	341,209	18,946
Singapore Dollar, Expiring 12/09/11	UBS Securities	SGD	1	674	650	(24)
South Korean Won, Expiring 11/14/11	JPMorgan Chase	KRW	790,783	742,241	712,824	(29,417)

				$8,231,418	$8,108,428	$(122,990)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 12/01/11	Barclays Capital Group	AUD	730	$747,180	$766,444	$(19,264)
Expiring 12/01/11	Goldman Sachs & Co.	AUD	4,814	4,875,090	5,054,328	(179,238)
Brazilian Real, Expiring 11/03/11	Credit Suisse First Boston Corp.	BRL	422	261,000	245,397	15,603
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	1,603	994,490	933,129	61,361
Expiring 01/04/12	Hong Kong & Shanghai Bank	BRL	2,025	1,056,428	1,161,868	(105,440)
British Pound, Expiring 12/08/11	JPMorgan Chase	GBP	104	162,022	167,155	(5,133)

Expiring 12/08/11	Barclays Capital Group	GBP	410	654,417	658,977	(4,560)
Canadian Dollar, Expiring11/17/11	Barclays Capital Group	CAD	1	989	1,003	(14)
Expiring 11/17/11	Citigroup Global Markets	CAD	410	407,429	411,179	(3,750)
Chinese Yuan, Expiring 11/04/11	BNP Paribas	CNY	383	60,473	60,284	189
Euro, Expiring 01/17/12	JPMorgan Chase	EUR	1,280	1,740,384	1,770,205	(29,821)
Japanese Yen, Expiring 01/13/12	Citigroup Global Markets	JPY	20,372	265,348	260,968	4,380
Mexican Peso, Expiring 11/18/11	Barclays Capital Group	MXN	10,456	848,000	783,200	64,800
Expiring 11/18/11	Deutsche Bank	MXN	276	23,512	20,699	2,813
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	8,284	616,859	620,523	(3,664)

				$12,713,621	$12,915,359	$(201,738)

Interest rate swap agreements outstanding at October 31, 2011:

Notional Amount (000)		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	400	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$15,298	$(1,688)	$16,986	Barclays Bank PLC
AUD	200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	7,648	(755)	8,403	Deutsche Bank
BRL	2,400	01/02/13	12.510%	Brazilian overnight interbank lending rate(1)	36,499	(1,510)	38,009	UBS AG
BRL	4,400	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	94,839	(3,564)	98,403	Goldman Sachs & Co.
BRL	2,900	01/02/14	11.860%	Brazilian overnight interbank lending rate(1)	55,969	2,916	53,053	Merrill Lynch & Co.
BRL	2,100	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	46,147	382	45,765	Barclays Bank PLC
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	(5,376)	(7,979)	2,603	Morgan Stanley & Co.
EUR	1,200	03/21/17	2.000%	6 month Euribor(1)	(5,376)	(7,881)	2,505	Barclays Bank PLC
MXN	8,400	03/05/13	6.500%	28 day Mexican interbank rate(1)	10,771	(223)	10,994	Morgan Stanley & Co.
MXN	7,300	06/02/21	7.500%	28 day Mexican interbank rate(1)	45,628	23,921	21,707	UBS AG
Exchange-traded swap agreements:
	$2,300	10/13/16	1.800%	3 month LIBOR(1)	(58,334)	(44,292)	(14,042)	—

					$243,713	$(40,673)	$284,386

(1)	Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at October 31, 2011:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection (1):
Dow Jones CDX IG16 5Y Index	06/20/16	1.000%	$1,600	$(9,051)	$(18,296)	$9,245	Barclays Bank PLC
Dow Jones CDX IG3 10Y Index	12/20/19	1.000%	1,200	(17,779)	(11,858)	(5,921)	Bank of America Securities LLC
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	1,500	(161,413)	—	(161,413)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	470	(50,671)	—	(50,671)	Morgan Stanley & Co.

				$(238,914)	$(30,154)	$(208,760)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps - Buy Protection (2):
Cardinal Health Inc.,	06/20/17	0.560%	$500	$2,621	$—	$2,621	UBS AG
Con-way, Inc.,	03/20/18	1.830%	2,000	141,280	—	141,280	Bank of America Securities LLC
Dow Jones CDX HY15 5Y Index	12/20/15	5.000%	800	7,598	(23,996)	31,594	Citigroup, Inc.
Dow Jones CDX HY7 5Y Index	12/20/11	0.000%	272	30,288	2,712	27,576	Merrill Lynch & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	2,100	12,439	—	12,439	Morgan Stanley & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	700	4,147	—	4,147	Morgan Stanley & Co.
Embarq Corp.	06/20/13	1.000%	200	(274)	(1,574)	1,300	Barclays Bank PLC
Embarq Corp.	03/20/14	1.250%	400	(448)	—	(448)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(322)	—	(322)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	100	(544)	—	(544)	Deutsche Bank
Spectra Energy Capital	06/20/18	0.840%	1,000	32,515	—	32,515	Deutsche Bank
Vertical CDO, Ltd.	02/09/46	2.200%	600	552,391	—	552,391	Citigroup, Inc.
Exchange-traded credit default swaps - Buy Protection (2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	4,453	164,946	198,344	(33,398)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	10,454	(26,560)	94,242	(120,802)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	6,195	(43,729)	(28,645)	(15,084)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	2,100	(1,126)	9,434	(10,560)	—

				$875,222	$250,517	$624,705

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$44,699,465	$550,679	$—
Exchange Traded Fund	73,440	—	—
Preferred Stocks	288,980	—	—
Unaffiliated Mutual Funds	62,926	—	—
Asset-Backed Securities	—	2,699,262	—
Bank Loans	—	907,648	—
Corporate Bonds	—	28,505,153	—
Foreign Government Bonds	—	5,657,233	—
Municipal Bonds	—	2,763,399	—
Residential Mortgage-Backed Securities	—	3,171,159	—
U.S. Government Mortgage-Backed Obligations	—	30,166,299	—
U.S. Treasury Obligations	—	8,489,031	—
Affiliated Money Market Mutual Fund	3,807,376	—	—
Repurchase Agreement	—	400,000	—
Options Written	—	(35,391)	(18,793)
Security Sold Short - U.S. Government Mortgage-Backed Obligation	—	(1,039,375)	—
Other Financial Instruments*
Futures	11,438	—	—
Forward foreign currency exchange contracts	—	(324,728)	—
Interest rate swap agreements	—	298,428	—
Credit default swap agreements	—	415,945	—

Total	$48,943,625	$82,624,742	$(18,793)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Derivative Fair Value at 10/31/11
Credit contracts	$405,955
Foreign exchange contracts	(324,728)
Interest rate contracts	251,630

Total	$332,857

Target Asset Allocation Funds/Target Growth Allocation Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 95.8%
Aerospace & Defense — 2.1%
1,400	AAR Corp.	$ 27,902
275	Alliant Techsystems, Inc.	15,972
37,600	BAE Systems PLC (United Kingdom)	166,742
2,682	Boeing Co. (The)	176,449
2,000	Elbit Systems Ltd. (Israel)	88,531
7,420	Embraer SA, ADR (Brazil)	206,424
7,800	Finmeccanica SpA (Italy)	53,463
2,125	General Dynamics Corp.	136,404
4,720	Hexcel Corp.*	116,631
6,220	Honeywell International, Inc.	325,928
766	Huntington Ingalls Industries, Inc.*	22,597
8,020	Lockheed Martin Corp.	608,718
1,025	Moog, Inc. (Class A Stock)*	39,698
14,000	Northrop Grumman Corp.	808,500
9,110	Rolls-Royce Holdings PLC (United Kingdom)*	102,546
628,590	Rolls-Royce Holdings PLC (Class C Stock) (United Kingdom)*	1,011
800	Teledyne Technologies, Inc.*	43,576
1,877	Triumph Group, Inc.	109,054
6,325	United Technologies Corp.	493,224

		3,543,370

Air Freight & Logistics — 0.1%
1,342	Atlas Air Worldwide Holdings, Inc.*	51,694
2,100	FedEx Corp.	171,843

		223,537

Airlines — 0.2%
100,100	Air New Zealand Ltd. (New Zealand)	84,598
56,000	Cathay Pacific Airways Ltd. (Hong Kong)	101,650
10,915	JetBlue Airways Corp.*	48,899
54,800	Qantas Airways Ltd. (Australia)*	91,648

		326,795

Apparel & Textile — 0.1%
1,050	Hanesbrands, Inc.*	27,689
850	Wolverine World Wide, Inc.	32,240
27,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	76,895

		136,824

Auto Components — 0.3%
10,790	Johnson Controls, Inc.	355,315
5,400	Magna International, Inc. (Canada)	206,010

		561,325

Auto Parts & Equipment — 0.2%
1,300	Cie Generale des Etablissements Michelin (Class B Stock) (France)	94,133
1,800	Keihin Corp. (Japan)	27,764
5,234	Meritor, Inc.*	49,827
2,600	Valeo SA (France)	130,508
2,204	WABCO Holdings, Inc.*	110,663

		412,895

Auto Related
225	Tenneco, Inc.*	7,362

Automobile Manufacturers — 0.5%
2,200	Daimler AG (Germany)	111,736
1,510	Hyundai Motor Co. (South Korea)	304,097
7,000	Nissan Shatai Co. Ltd. (Japan)	62,757
7,782	Toyota Motor Corp. (Japan)	258,368
1,000	Volkswagen AG (Germany)	156,385

		893,343

Automobiles
1,900	Harley-Davidson, Inc.	73,910

Automotive Parts — 0.1%
200	Georg Fischer AG (Switzerland)*	82,873
11,000	Yokohama Rubber Co. Ltd. (The) (Japan)	62,790

		145,663

Banks — 1.0%
7,100	Banco Espanol de Credito SA (Spain)	42,040
12,800	Bank of Queensland Ltd. (Australia)	112,551
2,809	FirstMerit Corp.	39,354
18,000	Fukuoka Financial Group, Inc. (Japan)	69,696
3,338	Julius Baer Group Ltd. (Switzerland)*	125,425
2,900	KBC Groep NV (Belgium)	64,310
107,900	Mitsubishi UFJ Financial Group, Inc. (Japan)	472,549
29,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	79,086
13,642	Standard Chartered PLC (United Kingdom)	318,326
31,786	Turkiye Garanti Bankasi A/S (Turkey)	111,523
8,900	UBS AG (Switzerland)*	112,480
624	UMB Financial Corp.	23,007
1,300	United Bankshares, Inc.	30,862

		1,601,209

Beverages — 1.0%
3,450	Coca-Cola Co. (The)	235,704
3,730	Coca-Cola Enterprises, Inc.	100,039
13,672	Diageo PLC (United Kingdom)	282,952
7,213	Green Mountain Coffee Roasters, Inc.*	468,989
4,200	Molson Coors Brewing Co. (Class B Stock)	177,828
3,917	PepsiCo, Inc.	246,575
5,281	SABMiller PLC (United Kingdom)	192,335

		1,704,422

Biotechnology — 1.3%
4,060	Alexion Pharmaceuticals, Inc.*	274,091
6,780	Amgen, Inc.	388,290
8,497	Biogen Idec, Inc.*	988,711
5,036	Celgene Corp.*	326,484
1,800	Gilead Sciences, Inc.*	74,988
3,390	Seattle Genetics, Inc.*	74,580
660	United Therapeutics Corp.*	28,862

		2,156,006

Building Materials & Construction — 0.1%
775	Eagle Materials, Inc.	15,949
500	Lennox International, Inc.	16,095
3,170	Owens Corning*	89,965

		122,009

Building Products
900	A.O. Smith Corp.	33,444

Business Services — 0.3%
1,577	ICON PLC, ADR (Ireland)*	26,493
1,120	MasterCard, Inc. (Class A Stock)	388,909
1,100	URS Corp.*	39,270

		454,672

Capital Markets — 0.7%
6,899	Goldman Sachs Group, Inc. (The)	755,785
10,200	Morgan Stanley	179,928
4,400	State Street Corp.	177,716

		1,113,429

Chemicals — 3.7%
1,569	Air Products & Chemicals, Inc.	135,154
2,150	Airgas, Inc.	148,242
1,400	Arkema SA (France)	95,764
17,000	Asahi Kasei Corp. (Japan)	100,816
2,100	BASF SE (Germany)	153,291
2,900	Bayer AG (Germany)	184,765
2,760	Celanese Corp. (Class A Stock)	120,198
5,300	Clariant AG (Switzerland)*	57,394
21,885	Dow Chemical Co. (The)	610,154
6,173	Huntsman Corp.	72,471
1,745	Intrepid Potash, Inc.*	48,563
20,500	Kingboard Chemical Holdings Ltd. (Cayman Islands)	70,020
2,600	Koninklijke DSM NV (Netherlands)	133,047
375	Kraton Performance Polymers, Inc.*	7,380
18,820	Monsanto Co.	1,369,155
7,000	Nippon Shokubai Co. Ltd. (Japan)	71,395
350	Olin Corp.	6,601
3,640	Potash Corp. of Saskatchewan, Inc. (Canada)	172,281
10,421	PPG Industries, Inc.	900,479
13,355	Praxair, Inc.	1,357,803
1,223	Quaker Chemical Corp.	42,548
2,175	Scotts Miracle-Gro Co. (The) (Class A Stock)	105,509
1,225	Sensient Technologies Corp.	45,276
16,000	Sumitomo Bakelite Co. Ltd. (Japan)	95,370
21,100	Toagosei Co. Ltd. (Japan)	94,247
1,500	Valspar Corp. (The)	52,305

		6,250,228

Clothing & Apparel — 1.5%
4,622	Adidas AG (Germany)	325,512
10,669	Coach, Inc.	694,232
16,203	NIKE, Inc. (Class B Stock)	1,561,159

		2,580,903

Commercial Banks — 2.2%
12,700	Bank Hapoalim BM (Israel)	49,226
14,600	Bank of Ireland (Ireland)*	2,056
30,501	Fifth Third Bancorp	366,317
25,906	KeyCorp	182,896
19,487	PNC Financial Services Group, Inc.	1,046,647
925	Prosperity Bancshares, Inc.	35,603
26,300	Regions Financial Corp.	103,359
2,408	Societe Generale (France)	68,945
11,920	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	40,792
1,999	Trustmark Corp.	44,258
300	Verwaltungs-und Privat-Bank AG (Liechtenstein)	30,229
66,685	Wells Fargo & Co.	1,727,808

		3,698,136

Commercial Services — 0.6%
1,878	Acacia Research — Acacia Technologies*	74,820
4,100	Berendsen PLC (United Kingdom)	30,547
550	Consolidated Graphics, Inc.*	25,058
2,300	Corrections Corp. of America*	51,129
1,880	FleetCor Technologies, Inc.*	52,565
4,480	GEO Group, Inc. (The)*	81,670
2,450	KAR Auction Services, Inc.*	33,687
975	McGrath RentCorp.	26,052
1,913	PAREXEL International Corp.*	42,143
8,167	Sotheby’s	287,642
2,377	SuccessFactors, Inc.*	63,466
6,240	Verisk Analytics, Inc. (Class A Stock)*	219,336
2,987	Waste Connections, Inc.	101,707

		1,089,822

Commercial Services & Supplies
3,220	Monster Worldwide, Inc.*	29,721

Communications Equipment
1,450	Calix, Inc.*	12,630

Computer Hardware — 2.4%
9,959	Apple, Inc.*	4,031,204

Computer Services & Software — 2.9%
23,977	Accenture PLC (Class A Stock) (Ireland)	1,444,854
3,038	Allscripts Healthcare Solutions, Inc.*	58,178
7,370	Autodesk, Inc.*	255,002
4,533	Cognizant Technology Solutions Corp. (Class A Stock)*	329,776
27,600	EMC Corp.*	676,476
3,676	Fortinet, Inc.*	84,769
1,300	Global Payments, Inc.	59,696
1,403	Informatica Corp.*	63,836
1,200	Itochu Techno-Solutions Corp. (Japan)	51,958

1,890	MSCI, Inc. (Class A Stock)*	63,107
13,106	Red Hat, Inc.*	650,713
1,013	Riverbed Technology, Inc.*	27,939
4,777	salesforce.com, Inc.*	636,153
6,414	SAP AG (Germany)	387,841
4,400	Tieto Oyj (Finland)	69,663
1,580	VeriFone Systems, Inc.*	66,692

		4,926,653

Computers & Peripherals — 0.5%
1,336	3D Systems Corp.*	21,737
27,100	Hewlett-Packard Co.	721,131
2,250	QLogic Corp.*	31,432
1,200	Super Micro Computer, Inc.*	19,200
1,060	Teradata Corp.*	63,240

		856,740

Construction — 0.2%
8,500	COMSYS Holdings Corp. (Japan)	83,200
26,625	Downer EDI Ltd. (Australia)*	84,552
1,300	Meritage Homes Corp.*	23,075
2,387	Texas Industries, Inc.	71,610

		262,437

Consumer Finance — 0.5%
10,120	American Express Co.	512,274
5,100	Capital One Financial Corp.	232,866
550	First Cash Financial Services, Inc.*	22,825

		767,965

Consumer Products & Services — 0.9%
3,400	Colgate-Palmolive Co.	307,258
7,214	Estee Lauder Cos., Inc. (The) (Class A Stock)	710,218
59,700	Pacific Brands Ltd. (Australia)	37,299
5,578	Reckitt Benckiser Group PLC (United Kingdom)	286,317
800	Snap-on, Inc.	42,936
2,898	Vitamin Shoppe, Inc.*	109,284

		1,493,312

Containers & Packaging — 0.1%
1,350	Packaging Corp. of America	35,208
11,500	Rexam PLC (United Kingdom)	63,744
1,875	Silgan Holdings, Inc.	70,388

		169,340

Cosmetics & Toiletries — 0.1%
8,020	Natura Cosmeticos SA (Brazil)	156,490

Distribution/Wholesale — 0.5%
154,000	Li & Fung Ltd. (Bermuda)	296,788
21,000	Marubeni Corp. (Japan)	122,232
4,700	Mitsubishi Corp. (Japan)	98,653
6,700	Mitsui & Co. Ltd. (Japan)	97,783
25	Owens & Minor, Inc.	748

550	ScanSource, Inc.*	19,118
12,000	Sumitomo Corp. (Japan)	148,574
4,800	Toyota Tsusho Corp. (Japan)	75,746

		859,642

Diversified Consumer Services
5,000	H&R Block, Inc.	76,450

Diversified Financial Services — 2.3%
2,350	Affiliated Managers Group, Inc.*	217,634
47,707	Bank of America Corp.	325,839
748	BlackRock, Inc.	118,027
24,120	BM&FBOVESPA SA (Brazil)	145,126
22,900	Challenger Ltd. (Australia)	109,167
5,500	CITIC Securities Co. Ltd. (Class H Stock) (China)*	10,959
22,899	Citigroup, Inc.	723,379
2,563	Duff & Phelps Corp. (Class A Stock)	32,524
2,358	Franklin Resources, Inc.	251,434
2,100	Fuyo General Lease Co. Ltd. (Japan)	72,158
17,700	Intermediate Capital Group PLC (United Kingdom)	69,307
50,139	JPMorgan Chase & Co.	1,742,832
1,275	LPL Investment Holdings, Inc.*	36,988
9,800	Tullett Prebon PLC (United Kingdom)	55,260

		3,910,634

Diversified Machinery
800	MAN SE (Germany)	70,488

Diversified Manufacturing Operations — 0.5%
17,548	Eaton Corp.	786,501

Diversified Operations — 0.3%
2,978	LVMH Moet Hennessy Louis Vuitton SA (France)	493,586

Diversified Telecommunication Services — 1.0%
34,394	AT&T, Inc.	1,008,088
18,717	Verizon Communications, Inc.	692,155

		1,700,243

Electric — 0.1%
1,225	Cleco Corp.	45,166
2,100	E.ON AG (Germany)	50,641
1,650	Great Plains Energy, Inc.	34,221
1,800	RWE AG (Germany)	76,729

		206,757

Electric Utilities — 1.5%
19,068	American Electric Power Co., Inc.	748,991
15,100	Edison International	613,060
32,300	Enel SpA (Italy)	152,395
12,500	Exelon Corp.	554,875
16,541	PPL Corp.	485,809

		2,555,130

Electrical Equipment — 0.1%
2,775	EnerSys*	62,521
5,226	GrafTech International Ltd.*	82,100

		144,621

Electronic Components & Equipment — 0.4%
6,150	Broadcom Corp. (Class A Stock)*	221,953
2,200	Checkpoint Systems, Inc.*	29,150
1,653	Coherent, Inc.*	84,253
2,540	DTS, Inc.*	71,349
998	Fanuc Corp. (Japan)	161,367
2,500	FLIR Systems, Inc.	65,750
996	Universal Display Corp.*	46,643
3,065	Universal Electronics, Inc.*	56,978

		737,443

Electronic Equipment & Instruments — 0.1%
760	Itron, Inc.*	27,961
3,875	TE Connectivity Ltd. (Switzerland)	137,756

		165,717

Electronics
825	Thomas & Betts Corp.*	40,994

Energy Equipment & Services — 1.0%
5,800	Diamond Offshore Drilling, Inc.	380,132
31,633	Halliburton Co.	1,181,809
725	Oil States International, Inc.*	50,467
550	Unit Corp.*	26,983

		1,639,391

Engineering & Construction — 0.2%
3,920	Fluor Corp.	222,852
1,575	MasTec, Inc.*	34,051
775	MYR Group, Inc.*	14,950
5,000	NCC AB (Class B Stock) (Sweden)	92,214

		364,067

Entertainment & Leisure — 0.8%
2,056	Bally Technologies, Inc.*	74,571
12,453	Carnival Corp. (Panama)	438,470
7,431	Carnival PLC (United Kingdom)	271,896
4,600	Heiwa Corp. (Japan)	76,227
3,470	Las Vegas Sands Corp.*	162,917
1,400	Life Time Fitness, Inc.*	60,382
4,657	Pinnacle Entertainment, Inc.*	52,717
10,287	Shuffle Master, Inc.*	109,145
10,500	Tabcorp Holdings Ltd. (Australia)	32,285
24,000	Thomas Cook Group PLC (United Kingdom)	19,915

		1,298,525

Environmental Control — 0.1%
1,860	Stericycle, Inc.*	155,459

Farming & Agriculture
78,366	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	6,355

Financial — Bank & Trust — 1.0%
2,950	Astoria Financial Corp.	24,485
7,500	Banco Bilbao Vizcaya Argentaria SA (Spain)	67,499
13,300	Banco Santander SA (Spain)	112,569
550	Bank of Hawaii Corp.	23,227
25,900	Barclays PLC (United Kingdom)	80,288
2,600	BNP Paribas (France)	116,103
85,498	China Merchants Bank Co. Ltd. (Class H Stock) (China)	172,634
9,960	Credit Agricole SA (France)	77,094
11,260	Credit Suisse Group AG (Switzerland)*	324,750
2,200	Danske Bank A/S (Denmark)*	30,080
2,300	Deutsche Bank AG (Germany)	95,102
3,758	Dexia NV/SA (Belgium)*	2,915
96,100	Mizuho Financial Group, Inc. (Japan)	134,510
7,400	National Australia Bank Ltd. (Australia)	197,649
5,600	Sumitomo Mitsui Financial Group, Inc. (Japan)	156,529

		1,615,434

Financial Services — 1.8%
2,875	Associated Banc-Corp.	32,056
6,000	DnB NOR ASA (Norway)	69,402
1,500	Eaton Vance Corp.	39,435
4,000	Hitachi Capital Corp. (Japan)	48,879
15,210	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	257,838
225,900	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	141,066
10,900	Irish Life & Permanent Group Holdings PLC (Ireland)*	498
1,800	Jefferies Group, Inc.	23,868
700	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	93,744
1,950	Raymond James Financial, Inc.	59,222
34,392	U.S. Bancorp	880,091
15,706	Visa, Inc. (Class A Stock)	1,464,742

		3,110,841

Food — 1.4%
5,600	Cermaq ASA (Norway)*	62,115
11,800	Dairy Crest Group PLC (United Kingdom)	65,435
2,487	Danone (France)	172,406
2,500	Delhaize Group (Belgium)	163,300
1,806	Fresh Market, Inc. (The)*	72,240
1,710	General Mills, Inc.	65,886
125,375	Goodman Fielder Ltd. (Australia)	72,914
32,500	J. Sainsbury PLC (United Kingdom)	155,739
10,200	Koninklijke Ahold NV (Netherlands)	130,319
10,892	Kraft Foods, Inc. (Class A Stock)	383,181
156,200	Marine Harvest ASA (Norway)	69,617
34,870	Marston’s PLC (United Kingdom)	54,218
19,000	Morinaga Milk Industry Co. Ltd. (Japan)	75,207
10,220	Nestle SA (Switzerland)	591,101
1,000	Nichirei Corp. (Japan)	4,439
40,200	WM Morrison Supermarkets PLC (United Kingdom)	194,947

		2,333,064

Food & Staples Retailing — 1.3%
2,100	BJ’s Restaurants, Inc.*	111,153
28,161	CVS Caremark Corp.	1,022,245
7,500	Kroger Co. (The)	173,850
16,200	Safeway, Inc.	313,794
10,410	Wal-Mart Stores, Inc.	590,455

		2,211,497

Food Products — 0.4%
13,800	ConAgra Foods, Inc.	349,554
7,994	Unilever NV (Netherlands)	276,033

		625,587

Gas Utilities — 0.2%
1,400	Atmos Energy Corp.	48,048
6,477	Sempra Energy	348,009

		396,057

Hand/Machine Tools — 0.1%
900	Franklin Electric Co., Inc.	41,328
906	Regal-Beloit Corp.	48,136
2,160	Stanley Black & Decker, Inc.	137,916

		227,380

Healthcare Equipment & Supplies — 0.3%
2,513	Arthrocare Corp.*	75,767
5,300	Medtronic, Inc.	184,122
925	Teleflex, Inc.	55,370
2,251	Thoratec Corp.*	82,184
800	West Pharmaceutical Services, Inc.	31,096

		428,539

Healthcare Products — 0.7%
1,351	Becton, Dickinson and Co.	105,689
4,231	Bruker Corp.*	61,053
900	Cantel Medical Corp.	24,840
2,192	Cepheid, Inc.*	78,649
1,900	Cooper Cos., Inc. (The)	131,670
14,821	Covidien PLC (Ireland)	697,180
2,242	Delcath Systems, Inc.*	8,116
880	IDEXX Laboratories, Inc.*	63,351

		1,170,548

Healthcare Providers & Services — 0.6%
1,500	Amedisys, Inc.*	19,695
7,900	CIGNA Corp.	350,286
800	MEDNAX, Inc.*	52,640
13,459	UnitedHealth Group, Inc.	645,897

		1,068,518

Healthcare Services — 0.3%
525	Air Methods Corp.*	42,430
2,290	AMERIGROUP Corp.*	127,393
2,209	Centene Corp.*	77,646
700	Covance, Inc.*	35,511
1,600	Healthways, Inc.*	11,456
1,720	Humana, Inc.	146,011

		440,447

Healthcare Technology
14,700	AGFA-Gevaert NV (Belgium)*	36,720

Holding Companies — 0.1%
53,000	Dah Chong Hong Holdings Ltd. (Hong Kong)	64,365
90,000	First Pacific Co. Ltd. (Bermuda)	93,763

		158,128

Home Furnishings — 0.1%
5,400	Electrolux AB (Class B Stock) (Sweden)	100,917

Hotels, Restaurants & Leisure — 2.2%
1,050	Choice Hotels International, Inc.	37,579
18,326	McDonald’s Corp.	1,701,569
4,145	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	35,357
8,088	Wynn Resorts Ltd.	1,074,086
16,815	Yum! Brands, Inc.	900,780

		3,749,371

Household Products — 0.2%
1,400	Helen of Troy Ltd. (Bermuda)*	40,502
2,700	Kimberly-Clark Corp.	188,217
475	WD-40 Co.	20,910

		249,629

Independent Power Producers & Energy Traders
8,200	Drax Group PLC (United Kingdom)	71,381

Industrial Conglomerates — 0.6%
56,913	General Electric Co.	951,016

Industrial Products — 0.8%
1,400	Harsco Corp.	32,270
21,200	Kurabo Industries Ltd. (Japan)	40,204
7,875	Precision Castparts Corp.	1,284,806

		1,357,280

Insurance — 3.8%
4,703	ACE Ltd. (Switzerland)	339,321
3,305	Allianz SE (Germany)	367,721
36,300	Allstate Corp. (The)	956,142
6,159	Aon Corp.	287,133
20,700	Aviva PLC (United Kingdom)	112,930
1,400	Baloise Holding AG (Switzerland)	114,038
31,500	Beazley PLC (United Kingdom)	63,543
37,477	China Life Insurance Co. Ltd. (Class H Stock) (China)	96,893
5,400	CNO Financial Group, Inc.*	33,750
94	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	107,047
1,675	Delphi Financial Group, Inc. (Class A Stock)	44,354
6,600	Genworth Financial, Inc. (Class A Stock)*	42,108
2,087	HCC Insurance Holdings, Inc.	55,535
300	Helvetia Holding AG (Switzerland)*	109,614
21,100	ING Groep NV, CVA (Netherlands)*	181,903

39,300	Legal & General Group PLC (United Kingdom)	69,231
4,400	Loews Corp.	174,680
5,000	Marsh & McLennan Cos., Inc.	153,100
29,413	MetLife, Inc.	1,034,161
52,800	Old Mutual PLC (United Kingdom)	92,829
2,100	Protective Life Corp.	39,060
1,100	Reinsurance Group of America, Inc.	57,453
2,500	SCOR SE (France)	58,242
1,100	State Auto Financial Corp.	14,619
1,000	Swiss Life Holding AG (Switzerland)*	122,817
3,000	Swiss Re Ltd. (Switzerland)*	163,796
1,850	Tower Group, Inc.	43,901
9,510	Travelers Cos., Inc. (The)	554,908
1,100	United Fire & Casualty Co.	20,691
3,100	Unum Group	73,904
1,333	Validus Holdings Ltd. (Bermuda)	36,471
27,736	XL Group PLC (Ireland)	602,981
800	Zurich Financial Services AG (Switzerland)*	184,355

		6,409,231

Internet Services — 3.0%
6,710	Amazon.com, Inc.*	1,432,652
1,400	Digital River, Inc.*	25,662
2,618	Google, Inc. (Class A Stock)*	1,551,532
3,004	priceline.com, Inc.*	1,525,191
7,192	Sapient Corp.	88,893
6,305	Tencent Holdings Ltd. (Cayman Islands)	145,819
2,753	TIBCO Software, Inc.*	79,534
11,184	Youku.com, Inc., ADR (Cayman Islands)*	237,548

		5,086,831

Internet Software & Services — 2.3%
10,251	Baidu, Inc., ADR (Cayman Islands)*	1,436,985
69,814	Oracle Corp.	2,287,805
2,650	VeriSign, Inc.	85,038
3,500	Yandex NV (Netherlands)*	96,320

		3,906,148

Investment Companies — 0.2%
576,000	Hutchison Port Holdings Trust (Singapore)	385,920
3,215	KKR Financial Holdings LLC	26,845

		412,765

IT Services — 0.7%
500	CACI International, Inc. (Class A Stock)*	27,445
5,517	International Business Machines Corp.	1,018,604
50,600	Logica PLC (United Kingdom)	75,927

		1,121,976

Life Sciences Tools & Services — 0.3%
11,297	Thermo Fisher Scientific, Inc.*	567,900

Machinery — 0.8%
1,975	Actuant Corp. (Class A Stock)	44,437
7,262	Cummins, Inc.	722,061

8,600	PACCAR, Inc.	371,864
2,200	Parker Hannifin Corp.	179,410
525	Valmont Industries, Inc.	45,019

		1,362,791

Machinery & Equipment — 0.3%
8,700	Kyowa Exeo Corp. (Japan)	76,527
1,900	Rheinmetall AG (Germany)	100,764
5,441	Rockwell Automation, Inc.	368,084

		545,375

Machinery — Construction & Mining — 0.2%
12,923	Komatsu Ltd. (Japan)	319,519

Manufacturing — 1.3%
10,500	Cookson Group PLC (United Kingdom)	80,709
31,752	Danaher Corp.	1,535,209
5,971	Illinois Tool Works, Inc.	290,370
2,880	Siemens AG (Germany)	301,884

		2,208,172

Media — 2.6%
29,717	British Sky Broadcasting Group PLC (United Kingdom)	335,073
8,000	CBS Corp. (Class B Stock)	206,480
10,293	Comcast Corp. (Class A Stock)	241,371
29,550	Comcast Corp. (Special Class A Stock)	679,650
3,800	Discovery Communications, Inc. (Class A Stock)*	165,148
2,900	Interpublic Group of Cos., Inc. (The)	27,492
7,548	Pearson PLC (United Kingdom)	138,663
4,188	Publicis Groupe SA (France)	202,033
1,977	Time Warner Cable, Inc.	125,915
40,542	Time Warner, Inc.	1,418,565
9,110	Viacom, Inc. (Class B Stock)	399,473
13,345	Walt Disney Co. (The)	465,474
925	Wiley, (John) & Sons, Inc. (Class A Stock)	43,993

		4,449,330

Medical Supplies & Equipment — 0.3%
4,255	Fresenius Medical Care AG & Co. KGaA (Germany)	309,959
2,210	Quality Systems, Inc.	85,991
1,646	Sirona Dental Systems, Inc.*	78,843

		474,793

Metals & Mining — 1.6%
1,800	AMCOL International Corp.	54,342
4,800	ArcelorMittal (Luxembourg)	99,519
5,359	BHP Billiton Ltd. (Australia)	209,775
4,453	BHP Billiton Ltd., ADR (Australia)	347,690
23,600	BlueScope Steel Ltd. (Australia)	20,646
10,800	Boliden AB (Sweden)	153,537
1,297	Cloud Peak Energy, Inc.*	29,766
21,026	Freeport-McMoRan Copper & Gold, Inc.	846,507
1,460	Joy Global, Inc.	127,312
2,236	Northwest Pipe Co.*	59,634
78,500	OneSteel Ltd. (Australia)	99,834

1,500	Rio Tinto Ltd. (Australia)	107,691
3,283	RTI International Metals, Inc.*	86,638
7,200	Sims Metal Management Ltd. (Australia)	105,170
3,900	ThyssenKrupp AG (Germany)	111,730
1,500	Timken Co.	63,180
4,191	Titanium Metals Corp.	70,199
1,200	Vallourec SA (France)	72,764

		2,665,934

Miscellaneous Manufacturing — 0.2%
1,940	Polypore International, Inc.*	101,753
318,000	Singamas Container Holdings Ltd. (Hong Kong)	71,801
11,300	Trelleborg AB (Sweden)	95,656

		269,210

Multi-Line Insurance
4,500	AXA SA (France)	72,378

Multi-Line Retail — 0.2%
10,500	J.C. Penney Co., Inc.	336,840

Multi-Utilities — 0.6%
3,700	Dominion Resources, Inc.	190,883
1,525	NorthWestern Corp.	52,536
22,074	Public Service Enterprise Group, Inc.	743,894

		987,313

Office Electronics — 0.3%
4,591	Canon, Inc. (Japan)	208,421
44,100	Xerox Corp.	360,738

		569,159

Oil & Gas — 2.5%
7,507	Anadarko Petroleum Corp.	589,299
3,542	Baker Hughes, Inc.	205,401
14,302	BG Group PLC (United Kingdom)	310,124
9,700	Caltex Australia Ltd. (Australia)	134,713
3,933	Cenovus Energy, Inc. (Canada)	134,710
2,301	Continental Resources, Inc.*	139,556
4,030	Ensco PLC, ADR (United Kingdom)	200,130
3,410	EQT Corp.	216,535
1,017	Gulfport Energy Corp.*	31,669
6,944	Hess Corp.	434,417
10,441	National Oilwell Varco, Inc.	744,756
4,499	Oasis Petroleum, Inc.*	132,001
1,060	SM Energy Co.	87,885
4,700	Statoil ASA (Norway)	119,258
5,500	Total SA (France)	286,975
7,000	Total SA, ADR (France)	366,100

		4,133,529

Oil, Gas & Consumable Fuels — 7.3%
2,244	Air Liquide SA (France)	289,739
8,861	Apache Corp.	882,822
39,800	BP PLC (United Kingdom)	292,881

3,690	Cabot Oil & Gas Corp.	286,787
6,940	Cameron International Corp.*	341,032
5,560	Canadian Natural Resources Ltd. (Canada)	196,127
13,600	Chesapeake Energy Corp.	382,432
9,486	Chevron Corp.	996,504
137,725	CNOOC Ltd. (Hong Kong)	260,350
21,996	ConocoPhillips	1,532,021
800	Core Laboratories NV (Netherlands)	86,608
3,040	Dresser-Rand Group, Inc.*	147,136
9,300	ENI SpA (Italy)	205,566
6,881	Exxon Mobil Corp.	537,337
1,680	FMC Technologies, Inc.*	75,298
12,800	JX Holdings, Inc. (Japan)	74,559
3,824	Lufkin Industries, Inc.	225,960
14,500	Marathon Oil Corp.	377,435
2,950	Noble Energy, Inc.	263,553
19,978	Occidental Petroleum Corp.	1,856,755
1,800	OMV AG (Austria)	62,723
900	ONEOK, Inc.	68,445
12,784	Peabody Energy Corp.	554,442
5,300	Repsol YPF SA (Spain)	159,529
14,300	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	513,057
7,700	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	552,860
9,132	Schlumberger Ltd. (Netherlands)	670,928
1,600	South Jersey Industries, Inc.	90,096
1,400	Swift Energy Co.*	42,868
7,800	Valero Energy Corp.	191,880
1,400	WGL Holdings, Inc.	59,934

		12,277,664

Paper & Forest Products — 0.3%
16,400	DS Smith PLC (United Kingdom)	56,030
7,200	International Paper Co.	199,440
18,500	Mondi PLC (United Kingdom)	140,705
5,200	Svenska Cellulosa AB (Class B Stock) (Sweden)	75,912

		472,087

Pharmaceuticals — 6.0%
10,590	Abbott Laboratories	570,483
6,965	Allergan, Inc.	585,896
5,870	AmerisourceBergen Corp.	239,496
6,300	AstraZeneca PLC (United Kingdom)	302,457
1,714	BioMarin Pharmaceutical, Inc.*	58,464
1,402	Catalyst Health Solutions, Inc.*	77,068
21,400	Eli Lilly & Co.	795,224
5,600	GlaxoSmithKline PLC (United Kingdom)	125,677
4,200	H. Lundbeck A/S (Denmark)	84,690
1,116	Herbalife Ltd. (Cayman Islands)	69,594
19,435	Johnson & Johnson	1,251,420
4,000	Kyorin Holdings, Inc. (Japan)	73,603
12,337	Mead Johnson Nutrition Co.	886,413
29,341	Merck & Co., Inc.	1,012,264
1,000	Merck KGaA (Germany)	93,315
1,500	Miraca Holdings, Inc. (Japan)	57,207
7,862	Novartis AG (Switzerland)	442,908

3,500	Novartis AG, ADR (Switzerland)	197,645
3,128	Novo Nordisk A/S (Class B Stock) (Denmark)	332,088
82,472	Pfizer, Inc.	1,588,411
1,800	Pharmaceutical Product Development, Inc.	59,382
1,915	Salix Pharmaceuticals Ltd.*	65,598
4,300	Sanofi (France)	307,618
5,200	Sanofi, ADR (France)	185,900
42,299	Sinopharm Group Co. Ltd. (Class H Stock) (China)	115,135
2,300	Teva Pharmaceutical Industries Ltd. (Israel)	94,221
11,042	Teva Pharmaceutical Industries Ltd., ADR (Israel)	451,066

		10,123,243

Professional Services — 0.1%
2,100	Manpower, Inc.	90,594
925	Towers Watson & Co. (Class A Stock)	60,773

		151,367

Real Estate Investment Trusts — 1.0%
22,800	Annaly Capital Management, Inc.	384,180
2,358	AvalonBay Communities, Inc.	315,241
2,971	Boston Properties, Inc.	294,099
2,400	First Potomac Realty Trust	34,104
1,300	Government Properties Income Trust	30,589
1,200	Highwoods Properties, Inc.	37,176
1,080	Jones Lang LaSalle, Inc.	69,790
650	LaSalle Hotel Properties	15,542
8,175	Medical Properties Trust, Inc.	82,567
3,778	Redwood Trust, Inc.	43,900
2,783	Simon Property Group, Inc.	357,449

		1,664,637

Retail — 1.2%
4,400	Aoyama Trading Co. Ltd. (Japan)	69,505
487	AutoZone, Inc.*	157,588
3,650	Dollar General Corp.*	144,759
1,165	EZCORP, Inc. (Class A Stock)*	32,364
3,546	Genesco, Inc.*	209,001
2,963	GNC Holdings, Inc. (Class A Stock)*	73,334
32,100	Home Retail Group PLC (United Kingdom)	51,797
2,600	K’s Holdings Corp. (Japan)	109,183
59,036	Kingfisher PLC (United Kingdom)	244,591
745	Lululemon Athletica, Inc.*	42,078
29,300	Marks & Spencer Group PLC (United Kingdom)	151,059
5,631	O’Reilly Automotive, Inc.*	428,238
1,650	Penske Automotive Group, Inc.	33,644
1,187	Sally Beauty Holdings, Inc.*	22,779
167	Swatch Group AG (The) (Switzerland)	70,305
1,560	Tractor Supply Co.	110,666
1,100	Tsuruha Holdings, Inc. (Japan)	56,199

		2,007,090

Retail & Merchandising — 4.3%
1,290	Abercrombie & Fitch Co. (Class A Stock)	95,976
3,570	Cash America International, Inc.	195,457

2,226	Chico’s FAS, Inc.	27,513
200,703	Cie Financiere Richemont SA, ADR (Switzerland)	1,119,923
3,200	Circle K Sunkus Co. Ltd. (Japan)	52,173
2,890	Costco Wholesale Corp.	240,592
9,531	Kohl’s Corp.	505,238
1,400	Next PLC (United Kingdom)	57,381
2,840	PetSmart, Inc.	133,338
4,500	Shimachu Co. Ltd. (Japan)	97,057
37,534	Starbucks Corp.	1,589,190
12,786	Target Corp.	700,033
37,176	TJX Cos., Inc. (The)	2,190,782
79,400	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	204,949

		7,209,602

Retail Apparel — 0.2%
9,169	Hennes & Mauritz AB (Class B Stock) (Sweden)	303,167

Retailers — Food & Drug — 0.2%
51,395	Tesco PLC (United Kingdom)	331,365

Road & Rail
1,125	Werner Enterprises, Inc.	26,663

Savings & Loan
3,325	Capitol Federal Financial, Inc.	36,874

Semiconductor Components — 0.1%
15,676	ARM Holdings PLC (United Kingdom)	147,086

Semiconductors — 0.6%
1,530	Altera Corp.	58,018
4,415	ASML Holding NV (Netherlands)	185,121
900	Cabot Microelectronics Corp.*	34,668
905	Cavium, Inc.*	29,584
14,600	Intel Corp.	358,284
1,250	Microsemi Corp.*	23,075
1,120	OYO Geospace Corp.*	88,010
775	Silicon Laboratories, Inc.*	33,131
5,428	Teradyne, Inc.*	77,729
1,929	Veeco Instruments, Inc.*	51,485

		939,105

Semiconductors & Semiconductor Equipment — 0.1%
1,181	Cymer, Inc.*	51,314
4,275	RF Micro Devices, Inc.*	31,379

		82,693

Software — 2.1%
1,377	ANSYS, Inc.*	74,854
1,400	Broadridge Financial Solutions, Inc.	31,150
21,005	CA, Inc.	454,968
2,320	Cerner Corp.*	147,158
17,019	Check Point Software Technologies Ltd. (Israel)*	980,805
8,146	Compuware Corp.*	68,834
2,596	MedAssets, Inc.*	27,673
1,191	Medidata Solutions, Inc.*	21,414
15,574	Micro Focus International PLC (United Kingdom)	84,258
54,318	Microsoft Corp.	1,446,488

2,347	Progress Software Corp.*	49,428
2,418	QLIK Technologies, Inc.*	69,082
1,125	Verint Systems, Inc.*	33,525

		3,489,637

Specialty Retail — 1.1%
3,670	Aaron’s, Inc.	98,209
525	DSW, Inc. (Class A Stock)	27,479
21,400	Gap, Inc. (The)	404,460
4,130	Home Depot, Inc. (The)	147,854
3,288	Ross Stores, Inc.	288,456
9,182	Tiffany & Co.	732,081
4,740	Urban Outfitters, Inc.*	129,165

		1,827,704

Steel Producers/Products — 0.1%
2,300	Voestalpine AG (Austria)	79,026

Telecommunications — 1.8%
450	ADTRAN, Inc.	15,120
3,900	Arris Group, Inc.*	41,964
72,900	BT Group PLC (United Kingdom)	219,956
2,700	Corning, Inc.	38,583
765	EZchip Semiconductor Ltd. (Israel)*	27,869
3,000	France Telecom SA (France)	53,936
9,688	HTC Corp. (Taiwan)	217,724
820	IPG Photonics Corp.*	43,345
3,320	JDS Uniphase Corp.*	39,840
64	KDDI Corp. (Japan)	468,823
12,900	Koninklijke KPN NV (Netherlands)	168,899
2,321	NICE Systems Ltd., ADR (Israel)*	82,999
4,300	Nippon Telegraph & Telephone Corp. (Japan)	220,572
10,600	Nokia Oyj (Finland)	71,329
70	NTT DoCoMo, Inc. (Japan)	124,323
11,473	QUALCOMM, Inc.	592,007
1,000	SBA Communications Corp. (Class A Stock)*	38,090
92,200	Telecom Italia SpA (Italy)	114,722
14,142	Telefonica SA (Spain)	300,540
18,000	Telstra Corp. Ltd. (Australia)	58,445
7,500	Vivendi (France)	167,598

		3,106,684

Textiles, Apparel & Luxury Goods — 0.2%
2,615	PVH Corp.	194,582
1,914	Steven Madden Ltd.*	70,627

		265,209

Thrifts & Mortgage Finance
2,500	Washington Federal, Inc.	34,125

Tobacco — 0.7%
6,200	Altria Group, Inc.	170,810
7,489	British American Tobacco PLC (United Kingdom)	343,373
9,642	Philip Morris International, Inc.	673,686

		1,187,869

Trading Companies & Distributors
550	United Rentals, Inc.*	12,876
1,025	WESCO International, Inc.*	49,671

		62,547

Transportation — 1.4%
1,200	Bristow Group, Inc.	59,736
3,306	Canadian National Railway Co. (Canada)	258,974
4,520	Expeditors International of Washington, Inc.	206,112
4,020	Kansas City Southern*	253,943
1,300	Landstar System, Inc.	58,019
19,000	Sankyu, Inc. (Japan)	75,230
10,000	Seino Holding Co. Ltd. (Japan)	75,024
14,238	Union Pacific Corp.	1,417,678

		2,404,716

Utilities — 0.2%
1,325	El Paso Electric Co.	42,440
7,489	PG&E Corp.	321,278

		363,718

Wireless Telecommunication Services — 1.0%
10,170	American Tower Corp. (Class A Stock)*	560,367
97,000	Vodafone Group PLC (United Kingdom)	269,338
28,280	Vodafone Group PLC, ADR (United Kingdom)	787,315

		1,617,020

	TOTAL COMMON STOCKS (cost $134,479,560)	161,460,245

EXCHANGE TRADED FUND — 0.1%
1,600	iShares Russell 2000 Value Index Fund (cost $92,219)	104,448

PREFERRED STOCKS — 0.4%
Automobile Manufacturers — 0.2%
1,716	Volkswagen AG, 1.81% (Germany)	298,841

Banks — 0.1%
15,600	Itau Unibanco Holding SA, ADR, 2.79% (Brazil)	298,272

Commercial Banks — 0.1%
7,325	Wells Fargo & Co., Series J, 8.00%, CVT	206,858

	TOTAL PREFERRED STOCKS (cost $639,736)	803,971

UNAFFILIATED MUTUAL FUNDS — 0.1%
3,275	Apollo Investment Corp.	27,117
4,100	Ares Capital Corp.	63,427

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $82,167)	90,544

	TOTAL LONG-TERM INVESTMENTS (cost $135,293,682)	162,459,208

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
8,745,887	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $8,745,887)(a)	8,745,887

	TOTAL INVESTMENTS — 101.6% (cost $144,039,569)(b)	171,205,095
	LIABILITIES IN EXCESS OF OTHER ASSETS(c) — (1.6)%	(2,686,214)

	NET ASSETS — 100%	$ 168,518,881

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
EUR	Euro
*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of the Schedule of Investments was $153,727,076 accordingly, net unrealized appreciation on investments for federal income tax purposes was $17,478,019 (gross unrealized appreciation $24,225,963 gross unrealized depreciation $6,747,944). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.
(c)	Includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at October 31, 2011:

Sale Contracts	Counterparty	Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Euro, Expiring 11/09/11	Citigroup Global Markets	EUR 256	$367,444	$353,919	$(13,525)
Expiring 11/09/11	State Street Bank	EUR 240	343,805	331,920	(11,885)

			$711,249	$685,839	$(25,410)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of October 31, 2011.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$133,227,917	$28,225,973	$6,355
Exchange Traded Fund	104,448	—	—
Preferred Stocks	505,130	298,841	—
Unaffiliated Mutual Funds	90,544	—	—
Affiliated Money Market Mutual Fund	8,745,887	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(25,410)	—

Total	$142,673,926	$28,499,404	$6,355

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Target Asset Allocation Funds/Target Moderate Allocation Fund

Schedule of Investments

as of October 31, 2011 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 61.4%
Advertising — 0.1%
4,650	Publicis Groupe SA (France)	$ 224,321

Aerospace & Defense — 1.3%
1,100	AAR Corp.	21,923
225	Alliant Techsystems, Inc.	13,068
43,500	BAE Systems PLC (United Kingdom)	192,907
2,770	Boeing Co. (The)	182,238
1,900	Elbit Systems Ltd. (Israel)	84,105
8,600	Embraer SA, ADR (Brazil)	239,252
5,400	Finmeccanica SpA (Italy)	37,013
2,195	General Dynamics Corp.	140,897
3,910	Hexcel Corp.*	96,616
7,110	Honeywell International, Inc.	372,564
850	Huntington Ingalls Industries, Inc.*	25,075
7,477	Lockheed Martin Corp.	567,504
875	Moog, Inc. (Class A Stock)*	33,889
13,500	Northrop Grumman Corp.	779,625
10,090	Rolls-Royce Holdings PLC (United Kingdom)*	113,578
696,210	Rolls-Royce Holdings PLC (Class C Stock) (United Kingdom)*	1,119
600	Teledyne Technologies, Inc.*	32,682
1,752	Triumph Group, Inc.	101,791
6,533	United Technologies Corp.	509,443

		3,545,289

Air Freight & Logistics — 0.1%
1,273	Atlas Air Worldwide Holdings, Inc.*	49,036
2,000	FedEx Corp.	163,660

		212,696

Airlines — 0.1%
75,500	Air New Zealand Ltd. (New Zealand)	63,808
54,000	Cathay Pacific Airways Ltd. (Hong Kong)	98,019
9,200	JetBlue Airways Corp.*	41,216

		203,043

Apparel & Textile — 0.1%
5,131	Adidas AG (Germany)	361,360
700	Wolverine World Wide, Inc.	26,551

		387,911

Auto Components — 0.2%
11,940	Johnson Controls, Inc.	393,184
5,500	Magna International, Inc. (Canada)	209,825
200	Tenneco, Inc.*	6,544

		609,553

Auto Parts & Equipment — 0.1%
6,200	Keihin Corp. (Japan)	95,631
4,480	Meritor, Inc.*	42,649
1,999	WABCO Holdings, Inc.*	100,370

		238,650

Automobile Manufacturers — 0.4%
2,000	Daimler AG (Germany)	101,578
1,670	Hyundai Motor Co. (South Korea)	336,319
10,000	Nissan Shatai Co. Ltd. (Japan)	89,654
8,563	Toyota Motor Corp. (Japan)	284,298
1,000	Volkswagen AG (Germany)	156,385

		968,234

Automobiles — 0.1%
2,000	Harley-Davidson, Inc.	77,800
1,700	Renault SA (France)	71,030
3,100	Valeo SA (France)	155,605

		304,435

Automotive Parts
300	Georg Fischer AG (Switzerland)*	124,309

Banks — 0.4%
7,600	Banco Espanol de Credito SA (Spain)	45,000
22,900	Bank Hapoalim BM (Israel)	88,762
14,800	Bendigo and Adelaide Bank Ltd. (Australia)	146,140
23,000	Fukuoka Financial Group, Inc. (Japan)	89,057
3,701	Julius Baer Group Ltd. (Switzerland)*	139,064
105,900	Mizuho Financial Group, Inc. (Japan)	148,227
28,000	Nishi-Nippon City Bank Ltd. (The) (Japan)	76,359
25,900	Sapporo Hokuyo Holdings, Inc. (Japan)	85,771
15,167	Standard Chartered PLC (United Kingdom)	353,911

		1,172,291

Beverages — 0.7%
3,930	Coca-Cola Co. (The)	268,497
4,270	Coca-Cola Enterprises, Inc.	114,521
15,172	Diageo PLC (United Kingdom)	313,996
7,637	Green Mountain Coffee Roasters, Inc.*	496,558
4,800	Molson Coors Brewing Co. (Class B Stock)	203,232
4,022	PepsiCo, Inc.	253,185
5,826	SABMiller PLC (United Kingdom)	212,184

		1,862,173

Biotechnology — 0.7%
4,640	Alexion Pharmaceuticals, Inc.*	313,246
9,710	Biogen Idec, Inc.*	1,129,856
1,569	BioMarin Pharmaceutical, Inc.*	53,519
5,764	Celgene Corp.*	373,680
1,900	Gilead Sciences, Inc.*	79,154
3,313	Seattle Genetics, Inc.*	72,886
630	United Therapeutics Corp.*	27,550

		2,049,891

Building Materials — 0.2%
500	Ciments Francais SA (France)	44,160
625	Eagle Materials, Inc.	12,862
65,513	Kingfisher PLC (United Kingdom)	271,426
3,590	Owens Corning*	101,884

		430,332

Building Products
750	A.O. Smith Corp.	27,870
400	Lennox International, Inc.	12,876

		40,746

Capital Goods
1,100	Harsco Corp.	25,355

Capital Markets — 0.4%
7,001	Goldman Sachs Group, Inc. (The)	766,960
10,600	Morgan Stanley	186,984
750	Prosperity Bancshares, Inc.	28,867
1,700	Raymond James Financial, Inc.	51,629
5,100	State Street Corp.	205,989

		1,240,429

Chemicals — 2.3%
1,609	Air Products & Chemicals, Inc.	138,599
2,450	Airgas, Inc.	168,927
2,600	BASF SE (Germany)	189,789
2,200	Bayer AG (Germany)	140,166
3,170	Celanese Corp. (Class A Stock)	138,054
5,100	Clariant AG (Switzerland)*	55,228
23,165	Dow Chemical Co. (The)	645,840
4,594	Huntsman Corp.	53,934
1,406	Intrepid Potash, Inc.*	39,129
3,200	Koninklijke DSM NV (Netherlands)	163,750
300	Kraton Performance Polymers, Inc.*	5,904
21,688	Monsanto Co.	1,577,802
8,000	Nippon Shokubai Co. Ltd. (Japan)	81,594
275	Olin Corp.	5,187
4,035	Potash Corp. of Saskatchewan, Inc. (Canada)	190,977
11,014	PPG Industries, Inc.	951,720
14,141	Praxair, Inc.	1,437,715
1,389	Quaker Chemical Corp.	48,323
1,750	Scotts Miracle-Gro Co. (The) (Class A Stock)	84,893
1,000	Sensient Technologies Corp.	36,960
26,000	Toagosei Co. Ltd. (Japan)	116,134
1,200	Valspar Corp. (The)	41,844

		6,312,469

Clothing & Apparel — 0.9%
11,009	Coach, Inc.	716,355
16,939	NIKE, Inc. (Class B Stock)	1,632,073
1,661	Steven Madden Ltd.*	61,291

		2,409,719

Commercial Banks — 1.6%
4,500	Allied Irish Banks PLC (Ireland)*	622
4,800	Alpha Bank A.E. (Greece)*	6,383
2,325	Associated Banc-Corp.	25,924
8,300	Banco Espirito Santo SA (Portugal)	17,810
18,500	Banco Santander SA (Spain)	156,581
15,000	Bank of Ireland (Ireland)*	2,112
32,300	Barclays PLC (United Kingdom)	100,128
5,000	Chiba Bank Ltd. (The) (Japan)	30,592
31,362	Fifth Third Bancorp	376,657
2,286	FirstMerit Corp.	32,027
27,148	KeyCorp	191,665
21,331	PNC Financial Services Group, Inc.	1,145,688
29,400	Regions Financial Corp.	115,542
7,700	Sumitomo Mitsui Financial Group, Inc. (Japan)	215,227
13,410	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	45,891
1,600	Trustmark Corp.	35,424
39,100	Turkiye Garanti Bankasi A/S (Turkey)	137,185
830	UMB Financial Corp.	30,602
1,000	United Bankshares, Inc.	23,740
67,337	Wells Fargo & Co.	1,744,702

		4,434,502

Commercial Services
1,538	Acacia Research — Acacia Technologies*	61,274
2,000	KAR Auction Services, Inc.*	27,500
1,775	PAREXEL International Corp.*	39,103

		127,877

Commercial Services & Supplies — 1.0%
450	Consolidated Graphics, Inc.*	20,502
1,875	Corrections Corp. of America*	41,681
2,120	FleetCor Technologies, Inc.*	59,275
3,835	GEO Group, Inc. (The)*	69,912
1,260	MasterCard, Inc. (Class A Stock)	437,522
800	McGrath RentCorp	21,376
5,846	Sotheby’s	205,896
2,316	SuccessFactors, Inc.*	61,837
7,130	Verisk Analytics, Inc. (Class A Stock)*	250,620
16,856	Visa, Inc. (Class A Stock)	1,571,991
2,610	Waste Connections, Inc.	88,871

		2,829,483

Communications Equipment
3,100	Arris Group, Inc.*	33,356
1,175	Calix, Inc.*	10,234

		43,590

Computer Hardware — 1.6%
10,752	Apple, Inc.*	4,352,195

Computer Services & Software — 1.6%
1,298	3D Systems Corp.*	21,118
25,992	Accenture PLC (Class A Stock) (Ireland)	1,566,278
2,825	Allscripts Healthcare Solutions, Inc.*	54,099

8,390	Autodesk, Inc.*	290,294
31,670	EMC Corp.*	776,232
3,422	Fortinet, Inc.*	78,911
1,100	Global Payments, Inc.	50,512
1,156	Informatica Corp.*	52,598
1,500	Itochu Techno-Solutions Corp. (Japan)	64,948
2,120	MSCI, Inc. (Class A Stock)*	70,787
2,355	QLIK Technologies, Inc.*	67,282
973	Riverbed Technology, Inc.*	26,835
5,104	salesforce.com, Inc.*	679,700
7,118	SAP AG (Germany)	430,411
975	Super Micro Computer, Inc.*	15,600
1,200	Teradata Corp.*	71,592
6,700	Tieto Oyj (Finland)	106,078
1,800	VeriFone Systems, Inc.*	75,978

		4,499,253

Computers & Peripherals — 0.4%
5,160	Cognizant Technology Solutions Corp. (Class A Stock)*	375,390
25,100	Hewlett-Packard Co.	667,911
1,825	QLogic Corp.*	25,495

		1,068,796

Construction & Engineering — 0.3%
8,800	COMSYS Holdings Corp. (Japan)	86,136
4,490	Fluor Corp.	255,256
9,800	Kyowa Exeo Corp. (Japan)	86,203
1,300	MasTec, Inc.*	28,106
650	MYR Group, Inc.*	12,539
4,300	NCC AB (Class B Stock) (Sweden)	78,809
1,917	Northwest Pipe Co.*	51,126
2,048	Texas Industries, Inc.	61,440
900	URS Corp.*	32,130

		691,745

Consumer Finance — 0.3%
10,558	American Express Co.	534,446
5,500	Capital One Financial Corp.	251,130
2,921	Cash America International, Inc.	159,925
450	First Cash Financial Services, Inc.*	18,675

		964,176

Consumer Products
400	WD-40 Co.	17,608

Consumer Products & Services — 0.6%
3,890	Colgate-Palmolive Co.	351,539
8,243	Estee Lauder Cos., Inc. (The) (Class A Stock)	811,523
155,400	Pacific Brands Ltd. (Australia)	97,091
6,187	Reckitt Benckiser Group PLC (United Kingdom)	317,577
2,619	Vitamin Shoppe, Inc.*	98,763

		1,676,493

Containers & Packaging — 0.1%
1,075	Packaging Corp. of America	28,036
20,400	Rexam PLC (United Kingdom)	113,077
1,525	Silgan Holdings, Inc.	57,249

		198,362

Cosmetics & Toiletries — 0.1%
8,900	Natura Cosmeticos SA (Brazil)	173,661

Distribution/Wholesale — 0.3%
160,000	Li & Fung Ltd. (Bermuda)	308,351
6,100	Mitsui & Co. Ltd. (Japan)	89,026
25	Owens & Minor, Inc.	748
18,000	Sumitomo Corp. (Japan)	222,861
6,200	Toyota Tsusho Corp. (Japan)	97,838

		718,824

Diversified Consumer Services
4,900	H&R Block, Inc.	74,921

Diversified Financial Services — 1.2%
48,259	Bank of America Corp.	329,609
26,750	BM&FBOVESPA SA (Brazil)	160,950
22,900	Challenger Ltd. (Australia)	109,168
6,700	CITIC Securities Co. Ltd. (Class H Stock) (China)*	13,350
23,218	Citigroup, Inc.	733,457
2,613	Franklin Resources, Inc.	278,624
3,200	Fuyo General Lease Co. Ltd. (Japan)	109,955
45,207	JPMorgan Chase & Co.	1,571,396
1,025	LPL Investment Holdings, Inc.*	29,735
11,400	Tullett Prebon PLC (United Kingdom)	64,282

		3,400,526

Diversified Manufacturing Operations — 0.2%
15,800	Cookson Group PLC (United Kingdom)	121,447
3,200	Siemens AG (Germany)	335,427

		456,874

Diversified Operations — 0.2%
3,327	LVMH Moet Hennessy Louis Vuitton SA (France)	551,431

Diversified Telecommunication Services — 0.7%
34,835	AT&T, Inc.	1,021,014
9,800	Koninklijke KPN NV (Netherlands)	128,311
20,444	Verizon Communications, Inc.	756,019

		1,905,344

Electric Utilities — 1.0%
19,297	American Electric Power Co., Inc.	757,986
1,000	Cleco Corp.	36,870
15,600	Edison International	633,360
1,075	El Paso Electric Co.	34,432
44,200	Enel SpA (Italy)	208,540
9,700	Exelon Corp.	430,583
1,325	Great Plains Energy, Inc.	27,481
17,535	PPL Corp.	515,003

		2,644,255

Electrical Equipment
4,622	GrafTech International Ltd.*	72,611
675	Thomas & Betts Corp.*	33,541

		106,152

Electronic Components — 0.2%
2,307	DTS, Inc.*	64,803
1,176	Fanuc Corp. (Japan)	190,148
2,100	FLIR Systems, Inc.	55,230
563	Itron, Inc.*	20,713
10,000	Nippon Electric Glass Co. Ltd. (Japan)	89,712

		420,606

Electronic Equipment & Instruments — 0.2%
1,657	Coherent, Inc.*	84,457
2,700	Corning, Inc.	38,583
2,250	EnerSys*	50,693
28,000	Kingboard Chemical Holdings Ltd. (Cayman Islands)	95,637
450	ScanSource, Inc.*	15,642
4,050	TE Connectivity Ltd. (Switzerland)	143,977
824	Universal Display Corp.*	38,588

		467,577

Energy Equipment & Services — 0.9%
7,910	Cameron International Corp.*	388,697
700	Core Laboratories NV (Netherlands)	75,782
5,700	Diamond Offshore Drilling, Inc.	373,578
33,860	Halliburton Co.	1,265,009
3,209	Lufkin Industries, Inc.	189,620
575	Oil States International, Inc.*	40,026
1,008	OYO Geospace Corp.*	79,209
450	Unit Corp.*	22,077

		2,433,998

Entertainment & Leisure — 0.5%
13,383	Carnival Corp. (Panama)	471,215
8,248	Carnival PLC (United Kingdom)	301,790
10,144	Hennes & Mauritz AB (Class B Stock) (Sweden)	335,405
1,100	Life Time Fitness, Inc.*	47,443
3,557	Pinnacle Entertainment, Inc.*	40,265
1,300	Sankyo Co. Ltd. (Japan)	67,934
14,400	Tabcorp Holdings Ltd. (Australia)	44,277
36,200	Thomas Cook Group PLC (United Kingdom)	30,038

		1,338,367

Environmental Control — 0.1%
2,180	Stericycle, Inc.*	182,204

Equipment Services
19,200	Downer EDI Ltd. (Australia)*	60,973

Farming & Agriculture
118,000	Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)	9,569

Financial — Bank & Trust — 0.7%
2,350	Astoria Financial Corp.	19,505
10,000	Banco Bilbao Vizcaya Argentaria SA (Spain)	89,999
450	Bank of Hawaii Corp.	19,003
15,800	Bank of Queensland Ltd. (Australia)	138,930
3,200	BNP Paribas (France)	142,896
94,862	China Merchants Bank Co. Ltd. (Class H Stock) (China)	191,542
11,400	Credit Agricole SA (France)	88,240
13,900	Credit Suisse Group AG (Switzerland)*	400,890
3,100	Danske Bank A/S (Denmark)*	42,385
3,100	Deutsche Bank AG (Germany)	128,181
5,860	Dexia SA (Belgium)*	4,546
7,700	DnB NOR ASA (Norway)	89,066
59,700	Mitsubishi UFJ Financial Group, Inc. (Japan)	259,452
10,500	National Australia Bank Ltd. (Australia)	280,448
1,675	Societe Generale (France)	47,958
6,200	UBS AG (Switzerland)*	78,357
400	Verwaltungs-und Privat-Bank AG (Liechtenstein)	40,305

		2,061,703

Financial Services — 0.6%
2,690	Affiliated Managers Group, Inc.*	249,121
853	BlackRock, Inc.	134,595
1,300	Eaton Vance Corp.	34,177
16,795	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	284,707
265,984	Industrial & Commercial Bank of China Ltd. (Class H Stock) (China)	166,097
7,400	Irish Life & Permanent Group Holdings PLC (Ireland)*	338
1,600	Jefferies Group, Inc.	21,216
35,502	U.S. Bancorp	908,496

		1,798,747

Food & Beverage
12,400	Dairy Crest Group PLC (United Kingdom)	68,762

Food & Staples Retailing — 0.9%
28,421	CVS Caremark Corp.	1,031,682
8,400	Kroger Co. (The)	194,712
18,600	Safeway, Inc.	360,282
88,200	Wal-Mart de Mexico SAB de CV (Class V Stock) (Mexico)	227,664
10,822	Wal-Mart Stores, Inc.	613,824

		2,428,164

Food Products — 0.3%
12,100	ConAgra Foods, Inc.	306,493
11,249	Kraft Foods, Inc. (Class A Stock)	395,740

		702,233

Foods — 0.9%
2,907	Danone (France)	201,522
2,600	Delhaize Group (Belgium)	169,832
1,710	Fresh Market, Inc. (The)*	68,400
1,930	General Mills, Inc.	74,363
142,658	Goodman Fielder Ltd. (Australia)	82,965
23,900	J. Sainsbury PLC (United Kingdom)	114,528
8,700	Koninklijke Ahold NV (Netherlands)	111,154
23,700	Metcash Ltd. (Australia)	103,714
2,900	Metro AG (Germany)	134,368

10,894	Nestle SA (Switzerland)	630,084
57,014	Tesco PLC (United Kingdom)	367,592
8,258	Unilever NV (Netherlands)	285,149
42,100	WM Morrison Supermarkets PLC (United Kingdom)	204,160

		2,547,831

Hand/Machine Tools — 0.1%
2,440	Stanley Black & Decker, Inc.	155,794

Healthcare Equipment & Supplies — 0.4%
16,192	Covidien PLC (Ireland)	761,672
4,400	Medtronic, Inc.	152,856
1,568	Sirona Dental Systems, Inc.*	75,107
750	Teleflex, Inc.	44,895
1,851	Thoratec Corp.*	67,580
650	West Pharmaceutical Services, Inc.	25,265

		1,127,375

Healthcare Products — 0.1%
2,789	Arthrocare Corp.*	84,088
3,674	Bruker Corp.*	53,016
700	Cantel Medical Corp.	19,320
1,743	Cepheid, Inc.*	62,539
2,631	Delcath Systems, Inc.*	9,524
1,010	IDEXX Laboratories, Inc.*	72,710

		301,197

Healthcare Providers & Services — 0.4%
1,200	Amedisys, Inc.*	15,756
2,002	Centene Corp.*	70,371
8,500	CIGNA Corp.	376,890
13,674	UnitedHealth Group, Inc.	656,215

		1,119,232

Healthcare Services — 0.1%
600	Air Methods Corp.*	48,492
1,886	AMERIGROUP Corp.*	104,918
600	Covance, Inc.*	30,438
1,300	Healthways, Inc.*	9,308
1,777	Humana, Inc.	150,850
700	MEDNAX, Inc.*	46,060

		390,066

Healthcare Technology
9,300	AGFA-Gevaert NV (Belgium)*	23,231

Holding Companies — Diversified — 0.1%
161,000	First Pacific Co. Ltd. (Bermuda)	167,731

Home Furnishings
6,300	Electrolux AB (Class B Stock) (Sweden)	117,309

Hotels, Restaurants & Leisure — 1.3%
2,085	Bally Technologies, Inc.*	75,623
2,062	BJ’s Restaurants, Inc.*	109,142
850	Choice Hotels International, Inc.	30,422
3,950	Las Vegas Sands Corp.*	185,452

19,930	McDonald’s Corp.	1,850,500
4,218	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	35,980
10,363	Shuffle Master, Inc.*	109,951
8,652	Wynn Resorts Ltd.	1,148,986

		3,546,056

Household Durables — 0.1%
5,800	Alpine Electronics, Inc. (Japan)	68,107
1,200	Helen of Troy Ltd. (Bermuda)*	34,716
2,599	Universal Electronics, Inc.*	48,315

		151,138

Household Products — 0.1%
5,100	Kimberly-Clark Corp.	355,521

Independent Power Producers & Energy Traders
8,700	Drax Group PLC (United Kingdom)	75,734

Industrial Conglomerates — 0.4%
59,464	General Electric Co.	993,643

Insurance — 2.5%
4,547	ACE Ltd. (Switzerland)	328,066
7,600	Aegon NV (Netherlands)*	36,244
3,700	Allianz SE (Germany)	411,670
34,000	Allstate Corp. (The)	895,560
6,935	Aon Corp.	323,310
21,100	Aviva PLC (United Kingdom)	115,112
4,600	AXA SA (France)	73,986
1,900	Baloise Holding AG (Switzerland)	154,766
37,900	Beazley PLC (United Kingdom)	76,454
46,000	China Life Insurance Co. Ltd. (Class H Stock) (China)	118,928
4,375	CNO Financial Group, Inc.*	27,344
112	Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	127,546
1,300	Delphi Financial Group, Inc. (Class A Stock)	34,424
6,800	Genworth Financial, Inc. (Class A Stock)*	43,384
1,687	HCC Insurance Holdings, Inc.	44,891
35,300	ING Groep NV, CVA (Netherlands)*	304,320
61,400	Legal & General Group PLC (United Kingdom)	108,163
4,800	Loews Corp.	190,560
6,200	Marsh & McLennan Cos., Inc.	189,844
30,839	MetLife, Inc.	1,084,299
1,200	Muenchener Rueckversicherungs AG (Germany)	160,703
50,900	Old Mutual PLC (United Kingdom)	89,489
1,600	Protective Life Corp.	29,760
900	Reinsurance Group of America, Inc.	47,007
3,300	SCOR SE (France)	76,879
900	State Auto Financial Corp.	11,961
900	Swiss Life Holding AG (Switzerland)*	110,536
3,200	Swiss Re Ltd. (Switzerland)*	174,715
1,500	Tower Group, Inc.	35,595
10,084	Travelers Cos., Inc. (The)	588,401
800	United Fire & Casualty Co.	15,048
3,200	Unum Group	76,288
1,171	Validus Holdings Ltd. (Bermuda)	32,039
29,208	XL Group PLC (Ireland)	634,982
800	Zurich Financial Services AG (Switzerland)*	184,355

		6,956,629

Internet — 0.2%
6,992	Sapient Corp.	86,421
7,006	Tencent Holdings Ltd. (Cayman Islands)	162,032
3,800	Yandex NV (Class A Stock) (Netherlands)*	104,576
11,656	Youku.com, Inc., ADR (Cayman Islands)*	247,573

		600,602

Internet Services — 1.8%
7,513	Amazon.com, Inc.*	1,604,101
1,100	Digital River, Inc.*	20,163
3,001	Google, Inc. (Class A Stock)*	1,778,513
3,217	priceline.com, Inc.*	1,633,335

		5,036,112

Internet Software & Services — 1.5%
11,533	Baidu, Inc., ADR (Cayman Islands)*	1,616,696
78,259	Oracle Corp.	2,564,547
3,020	VeriSign, Inc.	96,912

		4,278,155

Investment Companies — 0.2%
645,000	Hutchison Port Holdings Trust (Singapore)	432,150
3,100	KKR Financial Holdings LLC	25,885

		458,035

IT Services — 0.4%
400	CACI International, Inc. (Class A Stock)*	21,956
5,744	International Business Machines Corp.	1,060,515
51,000	Logica PLC (United Kingdom)	76,528

		1,158,999

Life Sciences Tools & Services — 0.2%
1,452	ICON PLC, ADR (Ireland)*	24,394
12,728	Thermo Fisher Scientific, Inc.*	639,836

		664,230

Machinery — 0.9%
1,625	Actuant Corp. (Class A Stock)	36,562
28,000	BlueScope Steel Ltd. (Australia)	24,495
8,139	Cummins, Inc.	809,261
700	Franklin Electric Co., Inc.	32,144
14,263	Komatsu Ltd. (Japan)	352,650
44,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Japan)	69,886
9,300	PACCAR, Inc.	402,132
2,700	Parker Hannifin Corp.	220,185
832	Regal-Beloit Corp.	44,204
1,800	Rheinmetall AG (Germany)	95,461
5,754	Rockwell Automation, Inc.	389,258
700	Snap-on, Inc.	37,569
425	Valmont Industries, Inc.	36,444

		2,550,251

Manufacturing — 1.1%
34,859	Danaher Corp.	1,685,433
19,541	Eaton Corp.	875,828
6,168	Illinois Tool Works, Inc.	299,950
2,210	Polypore International, Inc.*	115,914

		2,977,125

Media — 1.7%
33,190	British Sky Broadcasting Group PLC (United Kingdom)	374,232
8,100	CBS Corp. (Class B Stock)	209,061
10,297	Comcast Corp. (Class A Stock)	241,464
32,320	Comcast Corp. (Special Class A Stock)	743,360
4,280	Discovery Communications, Inc. (Class A Stock)*	186,009
2,700	Interpublic Group of Cos., Inc. (The)	25,596
8,696	Pearson PLC (United Kingdom)	159,753
2,091	Time Warner Cable, Inc.	133,176
41,722	Time Warner, Inc.	1,459,853
10,320	Viacom, Inc. (Class B Stock)	452,532
11,500	Vivendi (France)	256,984
14,584	Walt Disney Co. (The)	508,690
750	Wiley, (John) & Sons, Inc. (Class A Stock)	35,670

		4,786,380

Medical Supplies & Equipment — 0.2%
1,555	Becton, Dickinson and Co.	121,648
2,025	Cooper Cos., Inc. (The)	140,333
4,730	Fresenius Medical Care AG & Co. KGaA (Germany)	344,560

		606,541

Metals & Mining — 1.4%
1,400	AMCOL International Corp.	42,266
5,942	BHP Billiton Ltd. (Australia)	232,597
4,600	BHP Billiton Ltd., ADR (Australia)	359,168
13,400	Boliden AB (Sweden)	190,500
1,244	Cloud Peak Energy, Inc.*	28,550
21,359	Freeport-McMoRan Copper & Gold, Inc.	859,913
1,670	Joy Global, Inc.	145,624
33,800	Mincor Resources NL (Australia)	29,894
88,700	OneSteel Ltd. (Australia)	112,806
8,441	Precision Castparts Corp.	1,377,149
2,900	Rio Tinto Ltd. (Australia)	208,202
2,929	RTI International Metals, Inc.*	77,296
4,200	ThyssenKrupp AG (Germany)	120,324
1,300	Timken Co.	54,756
4,249	Titanium Metals Corp.	71,171
1,400	Vallourec SA (France)	84,891

		3,995,107

Multi-Line Retail — 0.3%
10,900	J.C. Penney Co., Inc.	349,672
10,852	Kohl’s Corp.	575,265

		924,937

Multi-Utilities — 0.4%
3,400	Dominion Resources, Inc.	175,406
1,225	NorthWestern Corp.	42,201
22,719	Public Service Enterprise Group, Inc.	765,630
3,000	RWE AG (Germany)	127,881

		1,111,118

Office Electronics — 0.2%
5,091	Canon, Inc. (Japan)	231,120
48,000	Xerox Corp.	392,640

		623,760

Oil, Gas & Consumable Fuels — 6.1%
2,489	Air Liquide SA (France)	321,373
7,810	Anadarko Petroleum Corp.	613,085
7,773	Apache Corp.	774,424
1,100	Atmos Energy Corp.	37,752
3,659	Baker Hughes, Inc.	212,185
15,853	BG Group PLC (United Kingdom)	343,756
49,400	BP PLC (United Kingdom)	363,526
3,750	Cabot Oil & Gas Corp.	291,450
6,160	Canadian Natural Resources Ltd. (Canada)	217,292
4,368	Cenovus Energy, Inc. (Canada)	149,610
13,200	Chesapeake Energy Corp.	371,184
9,966	Chevron Corp.	1,046,928
153,054	CNOOC Ltd. (Hong Kong)	289,327
22,963	ConocoPhillips	1,599,373
2,436	Continental Resources, Inc.*	147,743
3,460	Dresser-Rand Group, Inc.*	167,464
10,700	ENI SpA (Italy)	236,512
4,590	Ensco PLC, ADR (United Kingdom)	227,939
3,910	EQT Corp.	248,285
7,108	Exxon Mobil Corp.	555,064
1,910	FMC Technologies, Inc.*	85,606
943	Gulfport Energy Corp.*	29,365
7,168	Hess Corp.	448,430
12,980	JX Holdings, Inc. (Japan)	75,607
14,000	Marathon Oil Corp.	364,420
11,357	National Oilwell Varco, Inc.	810,095
3,370	Noble Energy, Inc.	301,076
3,726	Oasis Petroleum, Inc.*	109,321
21,034	Occidental Petroleum Corp.	1,954,900
4,300	OMV AG (Austria)	149,839
800	ONEOK, Inc.	60,840
11,942	Peabody Energy Corp.	517,925
7,500	Repsol YPF SA (Spain)	225,748
18,500	Royal Dutch Shell PLC (Class B Stock) (United Kingdom)	663,745
8,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)	610,300
10,272	Schlumberger Ltd. (Netherlands)	754,684
6,690	Sempra Energy	359,454
1,200	SM Energy Co.	99,492
1,300	South Jersey Industries, Inc.	73,203

5,400	Statoil ASA (Norway)	137,020
1,100	Swift Energy Co.*	33,682
6,000	Total SA (France)	313,063
7,300	Total SA, ADR (France)	381,790
8,600	Valero Energy Corp.	211,560
1,100	WGL Holdings, Inc.	47,091

		17,032,528

Paper & Forest Products — 0.1%
7,500	International Paper Co.	207,750
11,800	Mondi PLC (United Kingdom)	89,747

		297,497

Pharmaceuticals — 4.1%
10,720	Abbott Laboratories	577,486
7,622	Allergan, Inc.	641,163
6,890	AmerisourceBergen Corp.	281,112
7,004	Amgen, Inc.	401,119
7,200	AstraZeneca PLC (United Kingdom)	345,666
1,452	Catalyst Health Solutions, Inc.*	79,816
21,000	Eli Lilly & Co.	780,360
7,400	GlaxoSmithKline PLC (United Kingdom)	166,073
6,600	H. Lundbeck A/S (Denmark)	133,085
959	Herbalife Ltd. (Cayman Islands)	59,803
19,512	Johnson & Johnson	1,256,378
4,000	Kyorin Holdings, Inc. (Japan)	73,603
13,364	Mead Johnson Nutrition Co.	960,203
30,497	Merck & Co., Inc.	1,052,146
2,400	Merck KGaA (Germany)	223,955
9,609	Novartis AG (Switzerland)	541,326
3,500	Novartis AG, ADR (Switzerland)	197,645
3,472	Novo Nordisk A/S (Class B Stock) (Denmark)	368,610
83,191	Pfizer, Inc.	1,602,259
1,600	Pharmaceutical Product Development, Inc.	52,784
1,400	Roche Holding AG (Switzerland)	229,697
1,705	Salix Pharmaceuticals Ltd.*	58,405
5,400	Sanofi (France)	386,311
5,500	Sanofi, ADR (France)	196,625
51,899	Sinopharm Group Co. Ltd. (Class H Stock) (China)	141,265
400	Teva Pharmaceutical Industries Ltd. (Israel)	16,307
12,333	Teva Pharmaceutical Industries Ltd., ADR (Israel)	503,803

		11,327,005

Professional Services — 0.1%
2,920	Duff & Phelps Corp. (Class A Stock)	37,055
2,300	Manpower, Inc.	99,222
4,093	Monster Worldwide, Inc.*	37,778
750	Towers Watson & Co. (Class A Stock)	49,275

		223,330

Real Estate
1,000	Meritage Homes Corp.*	17,750

Real Estate Investment Trusts — 0.6%
29,500	Annaly Capital Management, Inc.	497,075
2,561	AvalonBay Communities, Inc.	342,380
3,241	Boston Properties, Inc.	320,827
1,900	First Potomac Realty Trust	26,999
1,050	Government Properties Income Trust	24,707
975	Highwoods Properties, Inc.	30,205
525	LaSalle Hotel Properties	12,553
6,575	Medical Properties Trust, Inc.	66,407
3,150	Redwood Trust, Inc.	36,603
2,815	Simon Property Group, Inc.	361,559

		1,719,315

Real Estate Management & Development
1,250	Jones Lang LaSalle, Inc.	80,775

Restaurants
1	Buffalo Wild Wings, Inc.*	66

Retail — 0.1%
35,200	Home Retail Group PLC (United Kingdom)	56,799
3,200	Next PLC (United Kingdom)	131,156
1,400	Rallye SA (France)	44,762
4,600	Shimachu Co. Ltd. (Japan)	99,213

		331,930

Retail & Merchandising — 3.6%
1,510	Abercrombie & Fitch Co. (Class A Stock)	112,344
6,100	Aoyama Trading Co. Ltd. (Japan)	96,359
2,301	Chico’s FAS, Inc.	28,440
212,430	Cie Financiere Richemont SA, ADR (Switzerland)	1,185,359
5,300	Circle K Sunkus Co. Ltd. (Japan)	86,411
3,300	Costco Wholesale Corp.	274,725
4,120	Dollar General Corp.*	163,399
710	Ezcorp, Inc. (Class A Stock)*	19,724
2,473	GNC Holdings, Inc. (Class A Stock)*	61,207
2,200	K’s Holdings Corp. (Japan)	92,386
828	Lululemon Athletica, Inc.*	46,765
33,200	Marks & Spencer Group PLC (United Kingdom)	171,166
4,500	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	85,251
5,406	O’Reilly Automotive, Inc.*	411,126
3,782	Ross Stores, Inc.	331,795
1,050	Sally Beauty Holdings, Inc.*	20,150
41,099	Starbucks Corp.	1,740,132
190	Swatch Group AG (The) (Switzerland)	79,987
14,073	Target Corp.	770,497
9,678	Tiffany & Co.	771,627
38,662	TJX Cos., Inc. (The)	2,278,352
20,060	Yum! Brands, Inc.	1,074,614

		9,901,816

Road & Rail
1,208	Landstar System, Inc.	53,913
900	Werner Enterprises, Inc.	21,330

		75,243

Savings & Loan
2,700	Capitol Federal Financial, Inc.	29,943

Semiconductors — 0.3%
1,770	Altera Corp.	67,119
17,348	ARM Holdings PLC (United Kingdom)	162,774
5,009	ASML Holding NV (Netherlands)	210,028
7,180	Broadcom Corp. (Class A Stock)*	259,126
700	Cabot Microelectronics Corp.*	26,964
825	Cavium, Inc.*	26,969
1,800	Checkpoint Systems, Inc.*	23,850
1,000	Microsemi Corp.*	18,460
4,723	Teradyne, Inc.*	67,633

		862,923

Semiconductors & Semiconductor Equipment — 0.2%
1,234	Cymer, Inc.*	53,617
15,200	Intel Corp.	373,008
3,475	RF Micro Devices, Inc.*	25,507
625	Silicon Laboratories, Inc.*	26,719
1,657	Veeco Instruments, Inc.*	44,225

		523,076

Software — 1.5%
1,152	ANSYS, Inc.*	62,623
1,150	Broadridge Financial Solutions, Inc.	25,588
18,905	CA, Inc.	409,482
2,660	Cerner Corp.*	168,724
18,397	Check Point Software Technologies Ltd. (Israel)*	1,060,219
7,409	Compuware Corp.*	62,606
2,830	MedAssets, Inc.*	30,168
1,160	Medidata Solutions, Inc.*	20,857
18,400	Micro Focus International PLC (United Kingdom)	99,547
54,225	Microsoft Corp.	1,444,012
1,965	Progress Software Corp.*	41,383
2,010	Quality Systems, Inc.	78,209
14,242	Red Hat, Inc.*	707,115
2,160	TIBCO Software, Inc.*	62,402
925	Verint Systems, Inc.*	27,565

		4,300,500

Specialty Retail — 0.5%
2,920	Aaron’s, Inc.	78,139
515	AutoZone, Inc.*	166,649
425	DSW, Inc. (Class A Stock)	22,245
21,900	Gap, Inc. (The)	413,910
2,979	Genesco, Inc.*	175,582
4,294	Home Depot, Inc. (The)	153,725
1,325	Penske Automotive Group, Inc.	27,017
3,170	PetSmart, Inc.	148,831
1,800	Tractor Supply Co.	127,692
5,410	Urban Outfitters, Inc.*	147,423

		1,461,213

Steel Producers/Products
1,600	Voestalpine AG (Austria)	54,974

Telecommunications — 1.2%
375	ADTRAN, Inc.	12,600
89,700	BT Group PLC (United Kingdom)	270,645
710	EZchip Semiconductor Ltd. (Israel)*	25,865
4,500	France Telecom SA (France)	80,905
10,790	HTC Corp. (Taiwan)	242,490
725	IPG Photonics Corp.*	38,323
3,780	JDS Uniphase Corp.*	45,360
67	KDDI Corp. (Japan)	490,799
1,977	NICE Systems Ltd., ADR (Israel)*	70,698
5,000	Nippon Telegraph & Telephone Corp. (Japan)	256,479
10,600	Nokia Oyj (Finland)	71,329
100	NTT DoCoMo, Inc. (Japan)	177,604
13,342	QUALCOMM, Inc.	688,447
800	SBA Communications Corp. (Class A Stock)*	30,472
100,000	Telecom Italia SpA (Italy)	124,428
16,281	Telefonica SA (Spain)	345,998
33,300	Telstra Corp. Ltd. (Australia)	108,123
97,800	Vodafone Group PLC (United Kingdom)	271,559

		3,352,124

Textiles, Apparel & Luxury Goods — 0.1%
850	Hanesbrands, Inc.*	22,415
11,000	Kurabo Industries Ltd. (Japan)	20,860
2,410	PVH Corp.	179,328
41,000	Yue Yuen Industrial Holdings Ltd. (Bermuda)	116,766

		339,369

Thrifts & Mortgage Finance
2,025	Washington Federal, Inc.	27,641

Tobacco — 0.5%
7,300	Altria Group, Inc.	201,115
8,308	British American Tobacco PLC (United Kingdom)	380,924
10,487	Philip Morris International, Inc.	732,727

		1,314,766

Trading Companies & Distributors — 0.1%
30,000	Marubeni Corp. (Japan)	174,617
450	United Rentals, Inc.*	10,535
825	WESCO International, Inc.*	39,979

		225,131

Transportation — 0.9%
1,200	Bristow Group, Inc.	59,736
3,670	Canadian National Railway Co. (Canada)	287,488
5,100	Expeditors International of Washington, Inc.	232,560
3,600	Go-Ahead Group PLC (United Kingdom)	80,224
4,580	Kansas City Southern*	289,319
74	Orient Overseas International Ltd. (Bermuda)	334
18,000	Sankyu, Inc. (Japan)	71,270
14,971	Union Pacific Corp.	1,490,663

		2,511,594

Utilities — 0.2%
3,400	E.ON AG (Germany)	81,991
7,736	PG&E Corp.	331,874

		413,865

Wireless Telecommunication Services — 0.5%
11,580	American Tower Corp. (Class A Stock)*	638,058
28,942	Vodafone Group PLC, ADR (United Kingdom)	805,745

		1,443,803

	TOTAL COMMON STOCKS (cost $143,057,416)	170,938,833

EXCHANGE TRADED FUND
1,300	iShares Russell 2000 Value Index Fund (cost $74,928)	84,864

PREFERRED STOCKS — 0.4%
Automobile Manufacturers — 0.1%
1,904	Volkswagen AG, 1.81% (Germany)	331,581

Commercial Banks — 0.1%
7,950	Wells Fargo & Co., Series J, 8.00%, CVT	224,508

Financial Services — 0.2%
33,600	Itau Unibanco Holding SA, ADR, 2.79% (Brazil)	642,432

	TOTAL PREFERRED STOCKS (cost $1,031,875)	1,198,521

UNAFFILIATED MUTUAL FUNDS
2,650	Apollo Investment Corp.	21,942
3,325	Ares Capital Corp.	51,438

	TOTAL UNAFFILIATED MUTUAL FUNDS (cost $65,499)	73,380

Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 2.7%
AA+(b)	EUR	1,937	Avoca CLO, Series III-X, Class A (Ireland) 1.974%(a), 09/15/21	2,480,028
Aaa	GBP	600	Chester Asset Receivables Dealings, Series 2004-1, Class A (United Kingdom) 1.042%(a), 04/15/16	942,934
NR	EUR	366	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A (United Kingdom) 3.00%, 04/20/17	506,067
Aaa		$600	Penarth Master Issuer PLC, Series 2011-1A, Class A1, 144A (United Kingdom) 0.893%(a), 05/18/15	600,747
AAA(b)		444	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.79%(a), 02/16/19	438,309
Aaa		1,508	SLM Student Loan Trust, Series 2008-9, Class A 1.918%(a), 04/25/23	1,544,040

Aaa	1,000	Venture CDO Ltd., Series 2007-8A, Class A2A, 144A 0.636%(a), 07/22/21	921,887

		TOTAL ASSET-BACKED SECURITIES (cost $7,573,716)	7,434,012

BANK LOANS(a) — 0.2%
Electric Utilities
		Texas Competitive Electric Holdings Co. LLC
B2	481	3.74%, 10/10/14	359,820
B2	1	3.77%, 10/10/14	596
B2	171	3.81%, 10/10/14	128,317

		TOTAL BANK LOANS (cost $622,022)	488,733

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%
		Federal National Mortgage Assoc., Series 1998-73, Class MZ (cost $131,417)
Aaa	133	6.30%, 10/17/38	148,033

CORPORATE BONDS — 9.7%
Capital Markets — 0.2%
A2	700	Morgan Stanley, Sr. Unsec’d. Notes 1.408%(a), 04/29/13	677,665

Commercial Banks — 2.5%
A1	400	Abbey National Treasury Services PLC, Bank Gtd. Notes (United Kingdom) 2.002%(a), 04/25/14	379,139
B1	1,000	Ally Financial, Inc., Gtd. Notes 8.00%, 03/15/20	1,030,000
B1	100	Sr. Unsec’d. Notes 8.00%, 11/01/31	100,187
BBB-(b)	400	Banco Santander Brazil SA, Sr. Unsec’d. Notes, 144A (Brazil) 2.45%(a), 03/18/14	380,948
Baa1	1,120	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 10.179%, 06/12/21	1,250,401
Aaa	1,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	1,096,487
A1	600	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	601,651
Ba1	1,000	Jr. Sub. Notes, 144A 12.00%(a), 12/29/49	912,620
		Royal Bank of Scotland PLC (The), Bank Gtd. Notes (United Kingdom)
A2	1,000	4.375%, 03/16/16	1,006,479
A2	100	4.875%, 03/16/15	101,624

			6,859,536

Consumer Finance — 0.3%
A3	600	American Express Co., Sr. Unsec’d. Notes 7.00%, 03/19/18	713,226

Diversified Financial Services — 2.7%
Baa1	1,000	Bank of America Corp., Sr. Unsec’d. Notes 6.00%, 09/01/17	996,022

Aa3		900	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes 6.40%, 10/02/17	1,038,823
Aaa		1,000	Credit Agricole Home Loan SFH, Covered Bonds, 144A (France) 1.162%(a), 07/21/14	987,078
			Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Ba1		500	5.625%, 09/15/15	529,242
Ba1		100	7.50%, 08/01/12	103,407
Baa2		600	FUEL Trust, Sec’d. Notes, 144A 3.984%, 12/15/22	593,351
Aa3	GBP	100	General Electric Capital Corp., Sub. Notes, 144A 6.50%(a), 09/15/67	144,711
Ba3		500	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	516,250
Aa3		700	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	696,637
Aa2		700	JPMorgan Chase Bank NA, Sub. Notes 6.00%, 10/01/17	753,936
NR		500	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(c) 6.875%, 05/02/18	128,750
			Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
Baa1		900	5.571%, 10/04/12	920,774
Baa1		100	6.875%, 04/25/18	102,724

				7,511,705

Financial — Bank & Trust — 0.2%
Aa3		500	UBS AG, Notes (Switzerland) 4.875%, 08/04/20	513,591

Food Products — 0.3%
Baa1		900	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	909,901

Insurance — 0.6%
Baa1		1,600	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	1,800,346

Metals & Mining — 0.3%
Baa1		900	Barrick North America Finance LLC, Gtd. Notes, 144A 4.40%, 05/30/21	975,690

Oil, Gas & Consumable Fuels — 0.9%
A2		400	BP Capital Markets PLC, Gtd. Notes (United Kingdom) 4.50%, 10/01/20	439,217
Baa1		800	Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes (Luxembourg) 9.25%, 04/23/19	991,040
Baa2		1,000	TNK-BP Finance SA, Gtd. Notes (Luxembourg) 7.50%, 03/13/13	1,056,200

				2,486,457

Paper & Forest Products — 0.2%
Baa3		500	Georgia-Pacific LLC, Gtd. Notes, 144A 5.40%, 11/01/20	557,442

Pharmaceuticals — 0.1%
B1		400	Valeant Pharmaceuticals International, Gtd. Notes, 144A 6.75%, 08/15/21	386,000

Real Estate Investment Trusts — 0.4%
Baa3		1,000	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	1,010,216

Telecommunications — 0.4%
Baa3		1,000	Embarq Corp., Sr. Unsec’d. Notes 7.082%, 06/01/16	1,083,773

Tobacco — 0.4%
Baa1		800	Altria Group, Inc., Gtd. Notes 9.25%, 08/06/19	1,063,483

Utilities — 0.2%
A1		500	Korea Electric Power Corp., Sr. Unsec’d. Notes, 144A (South Korea) 3.00%, 10/05/15	487,912

			TOTAL CORPORATE BONDS (cost $26,903,077)	27,036,943

FOREIGN GOVERNMENT BONDS — 2.8%
			Australia Government, Sr. Unsec’d. Notes (Australia)
Aaa	AUD	2,200	5.25%, 03/15/19	2,451,148
Aaa	AUD	1,400	5.50%, 01/21/18	1,575,284
Aaa	AUD	600	6.00%, 02/15/17	688,685
			Canadian Government, Bonds (Canada)
Aaa	CAD	200	1.50%, 03/01/12	201,041
Aaa	CAD	400	3.25%, 06/01/21	432,887
Baa2	BRL	1,800	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,302,676
			United Kingdom Gilt, Bonds (United Kingdom)
Aaa	GBP	200	4.25%, 03/07/36	370,428
Aaa	GBP	200	4.25%, 09/07/39	371,013
Aaa	GBP	200	4.25%, 12/07/40	371,071

			TOTAL FOREIGN GOVERNMENT BONDS (cost $7,349,892)	7,764,233

MUNICIPAL BONDS — 1.8%
California — 0.7%
Aa3		500	California State Public Works Board Lease Revenue, Revenue Bonds 7.804%, 03/01/35	549,355
			State of California, General Obligation Unlimited
A1		400	5.00%, 06/01/37	400,368
A1		800	5.00%, 11/01/37	800,824
A1		200	5.00%, 12/01/37	200,200

				1,950,747

Illinois — 0.8%
Aa3		1,100	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	1,276,484
Aa3		800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	928,352

				2,204,836

New York 0.3%
Aaa	1,000	New York Liberty Development Corp., Revenue Bonds 0.33%, 12/01/49	1,000,000

		TOTAL MUNICIPAL BONDS (cost $4,798,045)	5,155,583

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
CCC(b)	34	BankTrust Mortgage Trust, Series 1, Class G 5.70%, 12/01/23	32,147
Caa1	154	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2 2.587%(a), 05/25/35	120,146
CCC(b)	421	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1 5.503%(a), 02/25/37	258,780
Ca	448	Series 2006-OA11, Class A1B 0.435%(a), 09/25/46	217,375
Aaa	20	Federal Home Loan Mortgage Corp., Series 119, Class H 7.50%, 01/15/21	22,590
Aaa	3	Series 2266, Class F 0.693%(a), 11/15/30	3,117
Aaa	6	Federal National Mortgage Assoc., Series 2000-32, Class FM 0.693%(a), 10/18/30	6,390
Aaa	449	Series 2006-5, Class 3A2 2.368%(a), 05/25/35	462,601
Aaa	92	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.639%(a), 07/25/44	92,284
Aaa	18	Government National Mortgage Assoc., Series 2000-9, Class FH 0.743%(a), 02/16/30	18,063
Aaa	GBP 508	Granite Mortgages PLC, Series 2004-3, Class 3A2 (United Kingdom) 1.305%(a), 09/20/44	786,760
Aaa	230	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.725%(a), 09/25/35	205,287
CC(b)	497	Series 2005-AR7, Class 4A1 5.254%(a), 11/25/35	368,923
Caa3	498	Harborview Mortgage Loan Trust, Series 2006-5,Class 2A1A 0.424%(a), 07/19/46	260,513
C	394	Series 2006-12, Class 2A2B 0.494%(a), 01/19/38	115,028
C	421	Indymac Index Mortgage Loan Trust, Series 2007-FLX2, Class A2 0.435%(a), 04/25/37	82,996
CCC(b)	398	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3 5.55%(a), 02/25/37	269,998
CCC(b)	444	Series 2007-HY2, Class 1A1 2.614%(a), 12/25/36	293,281

Caa2	455	Series 2007-OA3, Class 2A1A 0.99%(a), 04/25/47	295,506

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,619,332)	3,911,785

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 14.3%
		Federal Home Loan Mortgage Corp.
	95	2.521%(a), 09/01/35	100,214
	62	5.50%, 12/01/36	67,129
	85	6.00%, 04/01/16-07/01/17	91,524
		Federal National Mortgage Assoc.
	140	1.443%(a), 06/01/43	140,096
	107	2.141%(a), 12/01/34	110,783
	4,918	3.50%, 10/01/25-12/01/40	5,025,540
	6,000	3.50%, TBA	6,233,437
	5,000	3.50%, TBA	5,081,250
	41	3.998%(a), 05/01/36	43,994
	17,411	4.00%, 03/01/24-08/01/41	18,190,761
	2,297	4.50%, 07/01/20-03/01/41	2,444,720
	55	4.727%(a), 09/01/34	58,451
	537	5.00%, 05/01/38	579,667
	329	5.50%, 06/01/36	357,470
	1,155	6.00%, 09/01/37	1,266,989
		Government National Mortgage Assoc.
	13	2.125%, 10/20/27-11/20/29	13,105
	4	2.625%(a), 09/20/22	4,331
	32	4.50%, 08/15/33	35,220
	5	8.50%, 05/20/30-04/20/31	5,959

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $39,232,299)	39,850,640

U.S. TREASURY OBLIGATIONS — 3.6%
		U.S. Treasury Bonds
	2,100	3.75%, 08/15/41	2,320,500
	400	4.375%, 05/15/41	491,000
	100	7.50%, 11/15/24	155,156
		U.S. Treasury Inflationary Indexed Bonds, TIPS
	1,700	1.125%, 01/15/21(d)	1,935,753
	600	2.125%, 02/15/40-02/15/41	820,835
		U.S. Treasury Notes
	300	1.50%, 06/30/16	308,064
	3,500	2.125%, 12/31/15-08/15/21	3,540,036
	500	2.25%, 07/31/18	522,813

		TOTAL U.S. TREASURY OBLIGATIONS (cost $9,743,942)	10,094,157

		TOTAL LONG-TERM INVESTMENTS (cost $245,203,460)	274,179,717

SHORT-TERM INVESTMENTS — 6.6%
U.S. TREASURY OBLIGATIONS(j) — 1.6%
		U.S. Treasury Bills
	2,300	0.035%, 03/29/12(e)	2,299,648
	300	0.04%, 03/22/12	299,958
	500	0.05%, 03/15/12	499,944
	1,300	0.143%, 05/03/12	1,299,635

	TOTAL U.S. TREASURY OBLIGATIONS (cost $4,399,159)		4,399,185

REPURCHASE AGREEMENT(f) — 0.4%
1,100	Deutsche Bank Securities, Inc., 0.09%, dated 10/31/11, due 11/01/11 in the amount of $1,100,003 (cost $1,100,000)		1,100,000

Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.0%
11,188,580	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $11,188,580)(g)		11,188,580

Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION — 0.6%
	Federal National Mortgage Assoc.(i)
$ 1,600	0.054%, 11/09/11 (cost $1,599,979)		1,599,989

	TOTAL SHORT-TERM INVESTMENTS (cost $18,287,718)		18,287,754

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITY SOLD SHORT—105.0% (cost $263,491,178)(k)		292,467,471

Notional Amount (000)#		Counterparty
OPTIONS WRITTEN*
Call Options
	Interest Rate Swap Options,
EUR 1,000	Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 01/12/12	Barclays Capital Group	(19,768)
EUR 700	Pay a fixed rate of 2.50% and receive a floating rate based on 3-month LIBOR, expiring 01/12/12	Citigroup Global Markets	(13,838)
	Option on forward 2 year swap rate,
2,400	expiring 11/14/11, Strike Price $—(h)	Morgan Stanley	(28,189)

			(61,795)

Put Options
	5 Year CDX North America IG 16,
2,800	expiring 12/21/11, Strike Price $1.20	Morgan Stanley	(13,320)
	Interest Rate Swap Options,
EUR 1,000	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 01/12/12	Barclays Capital Group	(7,965)
EUR 700	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 01/12/12	Citigroup Global Markets	(5,575)
900	Pay a fixed rate of 2.75% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(385)
400	Pay a fixed rate of 3.00% and receive a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(122)
1,600	Pay a fixed rate of 10.00% and receive a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	—
300	Pay a fixed rate of 2.25% and receive a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(226)

			(27,593)

	TOTAL OPTIONS WRITTEN (premiums received $113,626)		(89,388)

Principal Amount (000)#
SECURITY SOLD SHORT — (0.4)%
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
1,000	Federal National Mortgage Assoc. (proceeds received $1,091,250) 6.00%, TBA	(1,095,781)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITY SOLD SHORT—104.6% (cost $262,286,302)	291,282,302
	LIABILITIES IN EXCESS OF OTHER ASSETS(l) — (4.6)%	(12,681,995)

	NET ASSETS — 100%	$278,600,307

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
NR	Not Rated by Moody’s or Standard & Poor’s
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The ratings reflected are as of October 31, 2011. Ratings of certain bonds may have changed subsequent to that date.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2011.
(b)	Standard & Poor’s rating.

(c)	Represents issuer in default on interest payments. Non-income producing security.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(f)	Repurchase agreement is collateralized by United States Treasuries.
(g)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(h)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(i)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at October 31, 2011.
(j)	Rates shown are the effective yields at purchase date.
(k)	The United States federal income tax basis of the Schedule of Investments was $273,751,834; accordingly, net unrealized appreciation on investments for federal income tax purposes was $18,715,637 (gross unrealized appreciation $28,701,013; gross unrealized depreciation $9,985,376). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and straddles as of the most recent fiscal year end.
(l)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at October 31, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at October 31, 2011	Unrealized Appreciation (Depreciation)
	Long Positions:
28	90 Day Euro Dollar	Dec. 2011	$6,957,175	$6,964,650	$7,475
70	90 Day Euro Dollar	Mar. 2014	17,023,512	17,321,500	297,988
3	90 Day Euro Dollar	Jun. 2014	740,325	740,888	563
3	5 Year Euro-Bobl	Dec. 2011	507,223	507,845	622
20	10 Year U.S. Treasury Notes	Dec. 2011	2,609,689	2,581,251	(28,438)

					278,210

	Short Position:
14	5 Year U.S. Treasury Notes	Dec. 2011	1,719,687	1,716,531	3,156

					$281,366

Forward foreign currency exchange contracts outstanding at October 31, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real, Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	2,789	$1,470,114	$1,623,083	$152,969
Canadian Dollar, Expiring 11/17/11	Barclays Capital Group	CAD	2,027	2,005,322	2,032,829	27,507
Chinese Yuan, Expiring 11/04/11	Deutsche Bank	CNY	441	69,000	69,327	327
Expiring 11/15/11	Deutsche Bank	CNY	689	104,000	108,372	4,372
Expiring 02/13/12	Barclays Capital Group	CNY	3,295	512,131	518,932	6,801
Expiring 02/13/12	Barclays Capital Group	CNY	895	138,833	141,005	2,172
Expiring 02/13/12	Citigroup Global Markets	CNY	2,705	420,875	426,000	5,125
Expiring 02/13/12	Citigroup Global Markets	CNY	1,904	295,697	299,833	4,136
Expiring 02/13/12	Citigroup Global Markets	CNY	853	132,296	134,345	2,049

Expiring 02/13/12	Deutsche Bank	CNY	848	131,673	133,629	1,956
Expiring 02/13/12	Deutsche Bank	CNY	816	126,631	128,522	1,891
Expiring 02/13/12	Deutsche Bank	CNY	347	53,506	54,714	1,208
Expiring 02/13/12	Hong Kong & Shanghai Bank	CNY	638	100,000	100,493	493
Expiring 02/13/12	JPMorgan Chase	CNY	1,064	167,000	167,639	639
Expiring 02/13/12	JPMorgan Chase	CNY	1,064	167,000	167,613	613
Expiring 02/13/12	JPMorgan Chase	CNY	1,058	166,000	166,596	596
Expiring 02/13/12	JPMorgan Chase	CNY	1,035	161,000	163,087	2,087
Expiring 02/13/12	JPMorgan Chase	CNY	863	133,950	135,950	2,000
Expiring 02/13/12	UBS Securities	CNY	681	105,806	107,319	1,513
Expiring 06/01/12	BNP Paribas	CNY	441	69,309	69,517	208
Expiring 02/01/13	Deutsche Bank	CNY	456	72,526	72,092	(434)
Expiring 02/01/13	Deutsche Bank	CNY	40	6,279	6,285	6
Expiring 02/01/13	Goldman Sachs & Co.	CNY	1,060	169,000	167,455	(1,545)
Expiring 02/01/13	JPMorgan Chase	CNY	1,064	169,441	168,052	(1,389)
Expiring 08/05/13	UBS Securities	CNY	1,035	163,861	162,955	(906)
Indian Rupee, Expiring 07/12/12	JPMorgan Chase	INR	35,632	766,611	711,503	(55,108)
Malaysian Ringgit, Expiring 04/23/12	JPMorgan Chase	MYR	9	2,966	2,915	(51)
Mexican Peso, Expiring 11/18/11	Barclays Capital Group	MXN	4,648	394,000	348,163	(45,837)
Expiring 11/18/11	Barclays Capital Group	MXN	3,811	323,000	285,423	(37,577)
Expiring 11/18/11	Barclays Capital Group	MXN	3,253	276,000	243,694	(32,306)
Expiring 11/18/11	Deutsche Bank	MXN	2,559	217,000	191,641	(25,359)
Expiring 11/18/11	Morgan Stanley	MXN	11,684	995,999	875,128	(120,871)
Expiring 03/15/12	Hong Kong & Shanghai Bank	MXN	11,520	849,168	853,690	4,522
New Taiwanese Dollar, Expiring 01/11/12	Barclays Capital Group	TWD	21,560	752,279	721,919	(30,360)

Norwegian Krone, Expiring 12/09/11	Citigroup Global Markets		NOK 2,524	427,201	452,317	25,116
Singapore Dollar, Expiring 12/09/11	UBS Securities		SGD 1	1,174	1,133	(41)
South Korean Won, Expiring 11/14/11	JPMorgan Chase		KRW 1,087,387	1,020,637	980,187	(40,450)

				$13,137,285	$12,993,357	$(143,928)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar, Expiring 11/10/11	Barclays Capital Group	AUD	1,097	$1,125,708	$1,154,717	$(29,009)
Expiring 11/10/11	Barclays Capital Group	AUD	73	70,967	76,841	(5,874)
Expiring 11/10/11	Deutsche Bank	AUD	4,624	4,506,943	4,867,285	(360,342)
Brazilian Real, Expiring 11/03/11	Credit Suisse First Boston Corp.	BRL	582	360,000	338,479	21,521
Expiring 11/03/11	Hong Kong & Shanghai Bank	BRL	2,207	1,369,077	1,284,604	84,473
Expiring 01/04/12	Hong Kong & Shanghai Bank	BRL	2,789	1,454,928	1,600,141	(145,213)
British Pound, Expiring 12/08/11	Barclays Capital Group	GBP	1,635	2,609,689	2,627,871	(18,182)
Expiring 12/08/11	JPMorgan Chase	GBP	640	997,063	1,028,647	(31,584)
Canadian Dollar, Expiring 11/17/11	Citigroup Global Markets	CAD	554	550,526	555,593	(5,067)
Expiring 11/17/11	Deutsche Bank	CAD	754	759,087	756,168	2,919
Expiring 11/17/11	Royal Bank of Canada	CAD	755	762,785	757,171	5,614
Expiring 11/17/11	Royal Bank of Canada	CAD	367	361,084	368,056	(6,972)
Expiring 11/17/11	UBS Securities	CAD	235	232,207	235,676	(3,469)
Chinese Yuan, Expiring 11/04/11	BNP Paribas	CNY	441	69,545	69,327	218
Euro, Expiring 11/09/11	Citigroup Global Markets	EUR	233	334,693	322,374	12,319
Expiring 11/09/11	State Street Bank	EUR	353	505,318	487,849	17,469
Expiring 01/17/12	Deutsche Bank	EUR	10	13,865	13,830	35

Expiring 01/17/12	JPMorgan Chase	EUR	2,575	3,501,163	3,561,155	(59,992)
Japanese Yen,
Expiring 01/13/12	Citigroup Global Markets	JPY	27,361	356,381	350,499	5,882
Mexican Peso,
Expiring 11/18/11	Barclays Capital Group	MXN	2,824	229,000	211,501	17,499
Expiring 11/18/11	Barclays Capital Group	MXN	1,394	113,000	104,399	8,601
Expiring 11/18/11	Barclays Capital Group	MXN	1,392	113,000	104,280	8,720
Expiring 11/18/11	Barclays Capital Group	MXN	1,391	113,000	104,200	8,800
Expiring 11/18/11	Deutsche Bank	MXN	378	32,166	28,318	3,848
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	11,520	857,812	862,907	(5,095)
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	1,405	114,000	105,208	8,792
Expiring 11/18/11	Hong Kong & Shanghai Bank	MXN	1,402	114,000	105,032	8,968
Expiring 11/18/11	UBS Securities	MXN	1,417	115,000	106,170	8,830
Expiring 11/18/11	UBS Securities	MXN	1,416	115,000	106,032	8,968
Expiring 11/18/11	UBS Securities	MXN	1,415	115,000	106,002	8,998

				$21,972,007	$22,400,332	$(428,325)

Interest rate swap agreements outstanding at October 31, 2011:

	Notional Amount(000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	500	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	$19,152	$(2,106)	$21,258	Barclays Bank PLC
AUD	300	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	11,491	(1,130)	12,621	Deutsche Bank
BRL	5,900	01/02/14	11.960%	Brazilian overnight interbank lending rate(1)	127,170	(5,002)	132,172	Goldman Sachs & Co.
BRL	4,000	01/02/14	11.860%	Brazilian overnight interbank lending rate(1)	77,197	3,977	73,220	Merrill Lynch & Co.
BRL	2,800	01/02/14	11.990%	Brazilian overnight interbank lending rate(1)	61,529	507	61,022	Barclays Bank PLC
EUR	1,600	03/21/17	2.000%	6 month Euribor(1)	(7,167)	(10,638)	3,471	Morgan Stanley & Co.
EUR	1,600	03/21/17	2.000%	6 month Euribor(1)	(7,167)	(10,508)	3,341	Barclays Bank PLC
MXN	10,800	03/05/13	6.500%	28 day Mexican interbank rate	13,848	(286)	14,134	Morgan Stanley & Co.
MXN	10,000	06/02/21	7.500%	28 day Mexican interbank rate	62,804	32,645	30,159	UBS AG
Exchange-traded swap agreements:
	$4,300	12/21/16	1.500%	3 month LIBOR(1)	(25,999)	(5,031)	(20,968)	—
	1,500	10/13/16	1.800%	3 month LIBOR(1)	(38,031)	(28,886)	(9,145)	—
	2,400	12/21/21	3.250%	3 month LIBOR(1)	(191,085)	(191,644)	559	—

					$103,742	$(218,102)	$321,844

(1)	Fund pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at October 31, 2011:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount(000)(4)#	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection (1):
Dow Jones CDX IG16 5Y Index	06/20/16	1.000%	$2,100	$(11,880)	$(24,013)	$12,133	Barclays Bank PLC

Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	1,900	(204,456)	—	(204,456)	Morgan Stanley & Co.
Dow Jones CDX IG5 10Y Index	12/20/15	0.460%	530	(57,143)	—	(57,143)	Morgan Stanley & Co.

				$(273,479)	$(24,013)	$(249,466)

The Fund entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount(000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps - Buy Protection (2):
Dow Jones CDX HY14 Index	06/20/15	5.000%	$200	$83	$11,702	$(11,619)	Citigroup, Inc.
Dow Jones CDX HY14 Index	06/20/15	5.000%	100	42	5,492	(5,450)	Deutsche Bank
Dow Jones CDX HY7 Index	12/20/11	0.000%	272	30,288	2,712	27,576	Merrill Lynch & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	2,700	15,992	—	15,992	Morgan Stanley & Co.
Dow Jones CDX IG5 Index	12/20/12	0.140%	700	4,147	—	4,147	Morgan Stanley & Co.
Embarq Corp.	03/20/14	1.250%	300	(337)	—	(337)	Deutsche Bank
Embarq Corp.	03/20/14	1.270%	200	(322)	—	(322)	Deutsche Bank
Embarq Corp.	03/20/14	1.430%	200	(1,088)	15	(1,103)	Deutsche Bank
Embarq Corp.	03/20/14	1.300%	100	(236)	7	(243)	Morgan Stanley & Co.
Exchange-traded credit default swaps - Buy Protection (2):
Dow Jones CDX IG09 10Y Index	12/20/17	0.800%	10,842	401,609	482,925	(81,316)	—
Dow Jones CDX IG10 10Y Index	06/20/18	1.500%	9,293	(23,610)	83,770	(107,380)	—
Dow Jones CDX IG10 5Y Index	06/20/13	1.550%	2,226	(15,715)	(6,426)	(9,289)	—
Dow Jones CDX IG14 5Y Index	06/20/15	1.000%	4,000	(2,145)	17,920	(20,065)	—

				$408,708	$598,117	$(189,409)

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of October 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$138,806,281	$32,122,983	$9,569
Exchange Traded Fund	84,864	—	—
Preferred Stocks	866,940	331,581	—
Unaffiliated Mutual Funds	73,380	—	—
Asset-Backed Securities	—	7,434,012	—
Bank Loans	—	488,733	—
Commerical Mortgage-Backed Security	—	148,033	—
Corporate Bonds	—	27,036,943	—
Foreign Government Bonds	—	7,764,233	—
Municipal Bonds	—	5,155,583	—
Residential Mortgage-Backed Securities	—	3,911,785	—
U.S. Government Agency Obligation	—	1,599,989	—
U.S. Government Mortgage-Backed Obligations	—	39,850,640	—
U.S. Treasury Obligations	—	14,493,342	—
Repurchase Agreement	—	1,100,000	—
Options Written	—	(61,199)	(28,189)
Affiliated Money Market Mutual Fund	11,188,580	—	—
Security Sold Short - U.S. Government Mortgage-Backed Obligation	—	(1,095,781)	—
Other Financial Instruments*
Futures	281,366	—	—
Forward foreign currency exchange contracts	—	(572,253)	—
Interest rate swap agreements	—	321,844	—
Credit default swap agreements	—	(438,875)	—

Total	$151,301,411	$139,591,593	$(18,620)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Derivative Fair Value at 10/31/11
Credit contracts	$(452,195)
Foreign exchange contracts	(572,253)
Interest rate contracts	527,142

Total	$(497,306)

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the subadvisers, in consultation with Prudential Investments LLC (“PI” or “Manager”), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to- market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at fair value.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of Prudential Investment Portfolios 2. The Prudential Core Taxable Money Market Fund is a money market mutual fund registered under the 1940 Act, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Target Asset Allocation Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date December 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date December 20, 2011

*	Print the name and title of each signing officer under his or her signature.